N-2 - USD ($)				9 Months Ended	12 Months Ended
		Jul. 31, 2026	Jun. 30, 2026	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Jul. 03, 2023
Cover [Abstract]
Entity Central Index Key		0001970466
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-270842
Investment Company Act File Number		811-23857
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		3
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		5
Entity Registrant Name		FIRST TRUST HEDGED STRATEGIES FUND
Entity Address, Address Line One		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
City Area Code		414
Local Phone Number		299-2270
Approximate Date of Commencement of Proposed Sale to Public		Jul. 31, 2026
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Jul. 31, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES:	Class A Shares	Class I Shares
Maximum Sales Charge (Load)(1) (as a percentage of purchase amount)	4.50%	None

(1)	Investors in Class A Shares may be charged a sales charge of up to 4.50% of the purchase amount. For Class A Shares, no sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed on the repurchase of such Shares within 12 months of the date of purchase to the extent a finder’s fee was paid in connection with the purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES:
(As a Percentage of Net Assets Attributable to Shares)(2)
Management Fee(3)	1.05%	1.05%
Distribution Fee(4)	0.75%	0.00%
Shareholder Servicing Fee(4)	0.25%	0.25%
Interest Expense	0.07%	0.07%
Other Expenses	1.05%	1.05%
Acquired Fund Fees and Expenses(5)	7.53%	7.53%
Total Annual Expenses	10.70%	9.95%
Less: Amount Paid or Absorbed Under Expense Limitation and Reimbursement Agreement(6)	(0.65)%	(0.65)%
Net Annual Expenses(7)	10.05%	9.30%

(2)	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value.

(3)	For its provision of advisory services to the Fund, the Investment Adviser receives an annual Management Fee, payable monthly in arrears, equal to 1.05% of the Fund’s average daily net assets during the month. The Management Fee will be paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund.

(4)	Pursuant to exemptive relief from the SEC, the Fund offers multiple classes of shares and has adopted a distribution and service plan for Class A Shares and Class I Shares. Investors in each Class of Shares may pay a Shareholder Servicing Fee of up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to the Class. Investors in Class A Shares may pay a Distribution Fee of up to 0.75% on an annualized basis of the aggregate net assets attributable to Class A Shares for marketing and distribution expenses. See “DISTRIBUTION AND SERVICE PLAN.” It is estimated that Shareholders will pay 0.75% of the net asset value of the Class A Shares for marketing and distribution expenses, and 0.25% and 0.24% of the net asset value of the Class A Shares and Class I Shares, respectively, for shareholder servicing expenses.

(5)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Private Investment Vehicles. The Private Investment Vehicles generally charge, in addition to management fees calculated as a percentage of the average net asset value (“NAV”) of the Fund’s investment, performance-based fees generally from 15% to 30% of the net capital appreciation in the Fund’s investment for the year or other measurement period, subject to loss carryforward provisions, as defined in the respective Private Investment Vehicles’ offering documents. Acquired Fund Fees and Expenses have been restated to reflect the estimated fees that the Fund is expected to bear during the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Private Investment Vehicles, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

(6)	The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.45% and 1.70% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”). The Expense Limitation and Reimbursement Agreement may not be terminated by the Fund or the Investment Adviser before May 31, 2027. After this date, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advance written notice. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided the Fund is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment.

(7)	Net Annual Expenses differ from the ratios of expenses to average net assets shown in the financial statements included in the Fund’s annual report, which do not reflect the portion of Acquired Fund Fees and Expenses that represent costs incurred at the Private Investment Vehicle level, as required to be disclosed in the above table.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Class A Shares
You Would Pay the Following Expenses Based on the Imposition of the 4.50% Sales Charge and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	$139	$322	$485	$817

Class I Shares
You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	$91	$272	$436	$779

Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, is an estimate based on anticipated investments in the Fund and anticipated expenses for the current fiscal year of the Fund’s operations, and includes, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator and custodian. For a more complete description of the various fees and expenses of the Fund, see “MANAGEMENT OF THE FUND –Investment Management Fee,” “ADMINISTRATION,” “FUND FEES AND EXPENSES,” and “PURCHASING SHARES.”

Basis of Transaction Fees, Note [Text Block]		as a percentage of purchase amount
Acquired Fund Fees and Expenses, Note [Text Block]		In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Private Investment Vehicles. The Private Investment Vehicles generally charge, in addition to management fees calculated as a percentage of the average net asset value (“NAV”) of the Fund’s investment, performance-based fees generally from 15% to 30% of the net capital appreciation in the Fund’s investment for the year or other measurement period, subject to loss carryforward provisions, as defined in the respective Private Investment Vehicles’ offering documents. Acquired Fund Fees and Expenses have been restated to reflect the estimated fees that the Fund is expected to bear during the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Private Investment Vehicles, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
Acquired Fund Fees Estimated, Note [Text Block]		Acquired Fund Fees and Expenses have been restated to reflect the estimated fees that the Fund is expected to bear during the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term capital appreciation. The Fund is a fund of hedge funds and seeks to invest primarily in private investment vehicles, commonly known as “hedge funds,” managed by multiple third-party investment managers that employ a variety of alternative investment strategies (each a “Private Investment Vehicle” and together the “Private Investment Vehicles”). Because Private Investment Vehicles following alternative investment strategies (whether hedged or not) are often described as “hedge funds,” the investment program of the Fund can be referred to as a fund of hedge funds. There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

The Fund’s investment objective is non-fundamental and may be changed by the Board without the approval of shareholders. The Fund will provide notice to Shareholders of such change.

INVESTMENT STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS

The Investment Adviser seeks to achieve the Fund’s investment objective primarily by allocating the Fund’s assets to a group of Private Investment Vehicles that are managed by multiple independent investment managers (each, an “Underlying Manager” and collectively, the “Underlying Managers”). Under normal market conditions, the Fund seeks to achieve its investment objective by allocating at least 80% of its net assets (plus the amount of any borrowings for investment purposes), including any cash and cash equivalents held to cover unfunded commitments, to a portfolio of Private Investment Vehicles. The Fund’s cash and cash equivalents held to cover unfunded commitments to make equity investments in certain Private Investment Vehicles that the Fund reasonably expects to be called in the future are counted for purposes of measuring compliance with the 80% policy. The 80% policy may be changed by the Board without the vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding Shares upon at least 60 days’ prior written notice to shareholders as long as (i) the Fund conducts a repurchase offer with at least 60 days’ prior notice of the policy change, (ii) the offer is not oversubscribed, and (iii) the Fund purchases shares at their net asset value. The Private Investment Vehicles in which the Fund invests pursue a variety of alternative investment strategies, including, without limitation relative value, credit, global macro, long/short equity, event driven, multi-strategy and mortgages strategies, and are expected to invest or trade in a wide range of assets. The Fund’s allocation among Private Investment Vehicles pursuing these strategies will vary over time in response to changing market opportunities.

Subject to applicable limits of the Investment Company Act, during normal market conditions, the Fund may also invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in cash or cash equivalents, liquid fixed-income securities and other credit instruments, publicly-traded equity securities, mutual funds, money market funds, and exchange-traded funds. Such investments would be used to manage its liquidity, hedge exposures deemed too risky or to invest in strategies not employed by the Fund’s Private Investment Vehicles. Such investments could also be used to hedge a position in a Private Investment Vehicle that is locked-up or difficult to sell. Direct investments could include U.S. and foreign equity securities, debt securities and derivatives related to such instruments, including futures and options thereon. The notional value of the Fund’s investments in derivative instruments will be used for purposes of determining compliance with the Fund’s 80% policy. The Fund, and the Private Investment Vehicles in which it invests, may invest in U.S. and foreign securities, including in emerging markets.

Descriptions of the principal strategies to be employed by the Private Investment Vehicles in which the Fund expects to principally invest are as follows:

●	Relative Value or Arbitrage. Relative value strategies attempt to take advantage of relative pricing discrepancies between Financial Instruments (defined below). Financial Instruments are sometimes mispriced relative to an underlying financial instrument, related financial instruments, groups of financial instruments or the overall market. Underlying Managers may employ mathematical, technical or fundamental analyses to identify these opportunities, and frequently hedge positions to isolate the discrepancy and minimize market risk. The investments may represent either short-term trading opportunities or longer-term fundamental judgment on the relative performance of a financial instrument.

●	Credit. In general, credit-based investment strategies take exposure to credit-sensitive financial instruments based upon credit analysis of issuers and such financial instruments, and credit market views. Often, a corporate event results in the re-pricing of these securities, which may lead to profits. In the event of bankruptcy or default, investment-grade securities usually have priority over others in the capital structure. The distressed and high-yield sub-strategy involves investing in the securities of companies experiencing financial or operational difficulties or otherwise having below investment grade credit ratings. These securities may trade at substantial discounts to par value and are commonly referred to as “high yield” securities or “junk bonds.” The Fund’s exposure to below investment grade instruments involves certain risks, including speculation with respect to the issuer’s capacity to pay interest and repay principal when due. See “PRINCIPAL RISK FACTORS — LOW CREDIT QUALITY SECURITIES” below. Profits are made based on two kinds of mispricings: (i) fundamental or intrinsic value and (ii) relative value between comparable securities. Investment managers also may take long/short positions throughout the capital structure of leveraged companies to implement a negative or positive credit view in the marketplace with the intention of offering better risk-adjusted returns rather than being outright long or short the market. The strategy may not have any geographic limitation or diversification, concentration, or other collateral attributes. The investment managers may trade across the entire fixed income spectrum, including, without limitation: notes, bonds, commercial papers, debentures and other fixed income securities (whether issued by private or public entities, rated or unrated, interest-only or principal-only); asset-backed securities, mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other financial instruments backed by physical collateral or other financial obligations; whole loans, both mortgage and otherwise, held in raw form or through structures or operating companies, residual interests, preferred shares and other financial instruments; and credit-based derivative instruments.

●	Global Macro. Global asset allocators invest over the widest variety of both markets and financial instrument types. These strategies tend to be based on top-down economic analysis and are usually directionally biased (i.e., unhedged) and opportunistic in nature. These strategies have few restrictions, coupled with higher potential risks. Investment managers who use these strategies generally will invest in any market, anywhere in the world, using any financial instrument type (stock, bonds, currencies, commodities and derivatives). Some use trading systems to generate buy and sell signals.

●	Long/Short Equity. Equity long/short strategies consist of taking both long and short positions in equity securities that an investment manager considers to be under or overvalued. Investment managers pursuing equity long/short strategies frequently employ bottom-up fundamental research to identify equity securities that either should perform well (in which case the securities will be held long) or poorly (in which case the equities will be sold short). Technical analysis may be used; however, many place those who use technical analysis in the relative value category. Typically, investment managers employing long/short equity techniques hold some combination of both long and short positions that will at least partly offset one another to minimize market risk.

●	Event Driven. Event driven strategies center on investing in securities of companies facing major corporate events. Mergers and acquisitions are the most prevalent type of event; however, restructurings, spin-offs and significant litigation also present opportunities. Event driven strategies are research intensive and require continual review of announced and anticipated events. The investment manager’s goal is to uncover investment combinations (both long and short, or either long or short) that exhibit favorable risk and reward characteristics based on the probability that the event will occur. The investments are usually hedged to ensure that the investment will generate a return that can be forecast with reasonable accuracy if events unfold as anticipated.

●	Multi-Strategy. The investment objective of this type of strategy is to achieve attractive, risk-adjusted rates of return pursuant to a “multi-manager, multi-strategy” investment approach by identifying and allocating its capital among a number of independent investment advisors each of whom employs a wide range of alternative investment strategies. While certain of the independent investment advisors may diversify their investment and trading activities, others may focus primarily on certain markets, sectors or geographic regions.

●	Mortgages. The investment objective of this type of strategy is to achieve attractive, risk-adjusted rates of return by concentrating primarily on investment strategies that focus on financial instruments drawn principally from the residential and commercial mortgage markets. The investment managers of the Private Investment Vehicles may trade across the entire fixed income spectrum, including, without limitation, residential mortgage-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, whole loan mortgages, and a variety of other mortgage-related derivative instruments. Investments made by the Private Investment Vehicles may range from unrated (first-loss) securities to AAA senior securities.

See “PRINCIPAL RISK FACTORS—STRATEGY RISKS.”

All trading for each Private Investment Vehicle generally takes place under the authority of the Underlying Manager of such Private Investment Vehicle. In managing a Private Investment Vehicle, an Underlying Manager may trade, buy, sell (including sell short) and otherwise acquire, hold, dispose of (using margin and other forms of leverage) and deal in (directly and indirectly through other investment vehicles), financial instruments and other rights and interests in the primary or secondary markets, including, without limitation, listed and unlisted, registered and unregistered securities of various U.S. and international issuers, including, but not limited to, equity and equity-related securities (e.g., common stock, preferred stock, stock warrants and rights, convertible securities, “new issues” and indices related to any of the foregoing), ETFs, notes, bonds, commercial paper, debentures, repurchase and reverse repurchase agreements, warrants, debt instruments and other fixed income securities (corporate, derivative and governmental, rated and unrated, interest-only and principal-only and mortgage-backed), futures contracts and options on futures contracts traded on or subject to the rules of international exchanges or other boards of trade, forward contracts, other derivative instruments and commodity interests, including physical commodities, swap contracts and forward contracts; currencies; investment contracts, limited partnership interests, membership interests, limited liability company interests, mutual fund shares, as well as listed and over-the-counter options and other derivative instruments (including credit derivatives) on all of the above instruments, and rights to acquire the same of public and private issuers throughout the world; other instruments, rights and interests in personal property; and such other instruments or interests as the Underlying Manager to such Private Investment Vehicle deems appropriate (collectively, “Financial Instruments”).

The Investment Adviser has full discretion over the selection of, and allocation and reallocation of Fund’s assets among, Private Investment Vehicles. Accordingly, the success of the Fund depends on the Investment Adviser’s ability to determine appropriate allocations and relative weightings among the Private Investment Vehicles. The Investment Adviser does not expect to allocate the Fund’s assets equally among the Private Investment Vehicles and the relative allocations among the Private Investment Vehicles are expected to change (perhaps materially) from time to time.

Investment Process

The Investment Adviser is responsible for the sourcing, selection and monitoring of the various Private Investment Vehicles and their Underlying Managers. The Investment Adviser employs both quantitative and qualitative analysis, as well as operational due diligence and ongoing monitoring, as part of its multi-step Underlying Manager selection process (as described below). The Investment Adviser specializes in identifying and vetting unique investment opportunities. The investment process is a multi-step approach that evaluates a variety of factors which may include the Underlying Manager’s (i) investment thesis; (ii) strategy; (iii) portfolio construction; (iv) risk management; (v) quality/depth of investment team; (vi) operational infrastructure; and (vii) culture of compliance. In selecting a particular Private Investment Vehicle to which the Fund will allocate assets, the Investment Adviser also considers, among other things, (i) the Private Investment Vehicle’s and its Underlying Manager’s past performance and reputation; (ii) the degree to which a specific Underlying Manager or Private Investment Vehicle complements and balances the Fund’s portfolio and correlates to the strategies employed by other Underlying Managers and Private Investment Vehicles selected by the Fund; (iii) the fees payable in connection with a particular investment; (iv) the size of assets managed; (v) the continued favorable outlook for the strategy employed; and (vi) the ability of the Fund to make withdrawals or liquidate its investment.

In reviewing the degree to which a specific Underlying Manager or Private Investment Vehicle complements and balances the Fund’s portfolio, the Investment Adviser utilizes quantitative methods to calculate correlations among Private Investment Vehicles. The Investment Adviser will consider the fees payable in connection with a particular investment in order to evaluate execution and compare net returns. The Investment Adviser will also consider the assets under management of the Underlying Managers in order to evaluate whether the Underlying Managers are appropriate for the respective underlying strategies, given that certain strategies may be more or less appropriate at different asset levels. In an effort to optimize its investment program, the Fund may allocate a portion of its capital to Underlying Managers who lack historical track records but, in the Investment Adviser’s judgment, offer exceptional potential.

The Underlying Manager selection process is managed by the Investment Adviser’s Research Team, FT Alternative Investment Research, which maintains broad coverage of all of the Investment Adviser’s investment portfolios. This dedicated team of roughly a dozen professionals spends the vast majority of their time conducting investment due diligence and operational due diligence on prospective managers, as well as oversight for existing managers with which the Fund has capital invested. The initial diligence process is highly iterative and consists of several initial calls and meetings to better understand an Underlying Manager’s pedigree, investment strategy, operating history, proprietary workflow, portfolio construction methodology, risk management philosophy, and broader business plan. Those initial calls and meetings ultimately culminate with an exhaustive onsite meeting with the key front office team members from an investment due diligence perspective, and mid/back-office resources from an operational due diligence perspective. Ultimately, if an Underlying Manager makes it through each one of those iterations, it is presented to the Investment Adviser’s investment committee for formal approval.

Once approved, the Investment Adviser performs a series of on-going investment and operational analyses, which may include, but are not limited to, analysis of performance and exposure data, as well as conducting periodic calls and on-site visits with the Private Investment Vehicles’ Underlying Managers.

The Fund seeks to balance exposure across a varied subset of Underlying Managers that fit the Fund’s investment strategies and objectives, as well as the Fund’s liquidity requirements.

Cash Management

It is expected that the Fund’s assets will not be fully invested at all times. The Fund may maintain a portion of its assets in cash, deposit, call or current accounts or invest in short-term instruments, such as short-term debt instruments, money market funds, government securities, certificates of deposit, bankers’ acceptances or similar cash equivalents, until such time when suitable investment opportunities become available, to meet the expense needs of the Fund and/or to fund repurchases or for such other purposes as may be determined by the Investment Adviser.

Wholly-owned Subsidiaries

The Fund may make investments through direct and indirect wholly-owned subsidiaries (“Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act; however, the Fund will wholly own and control any Subsidiaries. The Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, other than Subsidiaries. Each Subsidiary will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund and Subsidiary will test for compliance with certain investment restrictions on a consolidated basis. The Fund will also comply with Section 18 of the Investment Company Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats a Subsidiary’s debt as its own for purposes of Section 18. Each Subsidiary will comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody. The Investment Adviser will serve as investment adviser to the Subsidiary. Although a Subsidiary will not be registered under the Investment Company Act, the Investment Adviser complies with provisions of the Investment Company Act relating to investment advisory contracts with respect to the Subsidiary.

Co-Investment

The Fund may co-invest alongside one or more other investment funds or investment vehicles managed, sponsored or advised by the Investment Adviser or its affiliates. The Fund is subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, likely may limit the Fund’s ability to make investments or enter into other transactions alongside other clients. The Fund and Investment Adviser have been granted an Exemptive Order from the SEC that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions. The Investment Adviser will not cause the Fund to engage in certain investments alongside affiliates unless such investments are permitted under the Exemptive Order or unless such investments are not prohibited by Section 17(d) of the Investment Company Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Fund could be limited in its ability to invest in certain investments in which the Investment Adviser or any of its affiliates are investing or are invested.

Temporary Defensive Measures

During temporary defensive periods, for up to 90 consecutive days, the Fund may deviate from its investment policies and objective. During such periods, the Fund may invest up to 100% of its total assets in cash or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund may not achieve its investment objective.

Investment Policies and Restrictions

The Fund will continue to attempt to expand its holdings in Private Investment Vehicles, and, as a result, will typically hold interests in no fewer than three Private Investment Vehicles at any one time. The Fund also expects to continue to allocate its holdings among broad categories of investment strategies that may include all phases of investment in publicly traded securities.

Some of the Underlying Managers may invest, from time to time, in equity securities that are not listed on securities exchanges and that may be illiquid. The investments of the Underlying Managers may from time to time be concentrated in a particular industry or industries.

A significant portion of the Fund’s investments are in the form of interests that are not offered pursuant to an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”), and issued by entities organized as partnerships under United States law, but not registered as investment companies under the Investment Company Act. Subject to applicable law, the Fund may, from time to time in the future, also invest directly in securities pursuant to a discretionary investment advisory agreement with an investment manager. However, the Fund does not have any current intention to invest directly in securities pursuant to a discretionary investment advisory agreement with an investment manager. Any such future investments would be made subject to applicable law and such an investment manager would be treated as an investment adviser to the Fund in accordance with the Investment Company Act.

No Restrictions on Investment Strategies

Unless otherwise specified, the investment policies and limitations of the Fund are not considered to be fundamental by the Fund and can be changed without a vote of the Shareholders. Certain investment restrictions specifically identified as such in the Statement of Additional Information (the “SAI”) are considered fundamental and may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund. As defined in the Investment Company Act, when used with respect to particular units of the Fund, a “majority of the outstanding voting securities” means: (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the Shares are present or represented by proxy; or (ii) more than 50% of the Shares, whichever is less.

The foregoing description represents a general summary of the Investment Adviser’s current approach to the Fund’s portfolio construction. Over time, markets change and the Investment Adviser will seek to capitalize on attractive opportunities wherever they might be. Depending on conditions and trends in securities markets and the economy generally, the Investment Adviser may employ other non-principal strategies or techniques that it considers appropriate and in the best interest of the Fund.

Definition of Rule 35d-1 Term in Fund Name [Text Block]		The Fund is a fund of hedge funds and seeks to invest primarily in private investment vehicles, commonly known as “hedge funds,” managed by multiple third-party investment managers that employ a variety of alternative investment strategies (each a “Private Investment Vehicle” and together the “Private Investment Vehicles”). Because Private Investment Vehicles following alternative investment strategies (whether hedged or not) are often described as “hedge funds,” the investment program of the Fund can be referred to as a fund of hedge funds.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]		A Private Investment Vehicle will generally be managed by a third-party investment adviser (each, an “Underlying Manager” and collectively, the “Underlying Managers”). The Private Investment Vehicles in which the Fund invests pursue a variety of alternative investment strategies, including, without limitation relative value, credit, global macro, long/short equity, event driven, multi-strategy and mortgages strategies, and are expected to invest or trade in a wide range of assets. See “INVESTMENT STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS” for a description of the principal strategies anticipated to be employed by the Private Investment Vehicles in which the Fund expects to principally invest. The Fund’s allocation among Private Investment Vehicles pursuing these strategies will vary over time in response to changing market opportunities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]		Under normal market conditions, the Fund seeks to achieve its investment objective by allocating at least 80% of its net assets (plus the amount of any borrowings for investment purposes), including any cash and cash equivalents held to cover unfunded commitments, to a portfolio of Private Investment Vehicles. The Fund’s cash and cash equivalents held to cover unfunded commitments to make equity investments in certain Private Investment Vehicles that the Fund reasonably expects to be called in the future are counted for purposes of measuring compliance with the 80% policy.
Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing in the Private Investment Vehicles will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost. The Fund allocates its assets to Underlying Managers and invests in Private Investment Vehicles that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Various other types of risks are also associated with investments in the Fund, including risks relating to the fund of funds structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Shares. Below is a list of principal risks of investing in the Fund. Different risks may be more significant at different times, depending on market conditions.

GENERAL RISKS

REPURCHASE OFFERS; LIMITED LIQUIDITY. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline, pursuant to Rule 23c-3 under the Investment Company Act. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Repurchase offers generally are funded from available cash (including, if necessary, offering proceeds) or sales of portfolio investments but may be funded with borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio and portfolio turnover. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases, without offsetting new sales, may result in untimely sales of portfolio investments and a higher expense ratio, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

In addition, to the extent the Fund sells portfolio holdings in order to fund repurchase requests, the repurchase of Shares by the Fund may be a taxable event for the Shareholders of repurchased Shares, and potentially even for Shareholders that do not participate in the repurchase offer. Repurchase offers, if funded from offering proceeds, may constitute a return of capital. Any capital returned to Shareholders through the repurchase of Shares will be distributed after payment of Fund fees and expenses. See “SHAREHOLDER TAXATION” below.

Notices of each repurchase offer are sent to shareholders at least 21 days before the “Repurchase Request Deadline” (i.e., the date by which Shareholders must tender their Shares in response to a repurchase offer). The Fund determines the NAV applicable to repurchases no later than fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the Repurchase Request Deadline. A Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.” Shareholders may be subject to market risk in relation to the tender of their Shares for repurchase because like other market investments, the value of the Fund’s Shares may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date. Likewise, because the Fund’s investments may include securities denominated in foreign currencies, changes in currency values between the date a repurchase offer terminates and the repurchase date may also adversely affect the value of the Fund’s shares.

In certain circumstances, the Board may require a Shareholder to tender its Shares if, among other reasons, the Board determines that continued ownership of such Shares by the Shareholder may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal consequences, or would otherwise be in the best interests of the Fund.

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, and volatility in the equity markets. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs continues to exist. The United States has also recently engaged in armed conflict in the Middle East. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; the stability of global financial markets; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS. Instability in the financial markets in the recent past led the U.S. Government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Future market conditions could lead to similar such actions. See “PRINCIPAL RISK FACTORS — RECENT MARKET CIRCUMSTANCES” above. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an “emergency” basis with little or no notice with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions will be suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate any economic difficulties. Issuers might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

BORROWING, USE OF LEVERAGE. The strategies implemented by the Underlying Managers typically are leveraged. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount. These limits do not apply to the Private Investment Vehicles and, therefore, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Private Investment Vehicles.

LEGAL, TAX AND REGULATORY.  Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund and Underlying Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to continue to be treated as a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a Shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund and certain Underlying Managers to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund and Underlying Managers may engage in derivative transactions could also limit or prevent the Fund or Underlying Managers from using certain instruments.

Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation relating to hedge fund managers, hedge funds and funds of hedge funds could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Private Investment Vehicles or the Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Fund in order to seek to obtain higher returns.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Private Investment Vehicles invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

LEGISLATION AND REGULATORY RISK. At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the assets in which the Fund invests. Legislation or regulation may also change the way in which the Fund is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission, the SEC, the Federal Reserve or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental authorities or self-regulatory organizations.

RELIANCE ON KEY PERSONS RISK. The Fund relies on the services of certain executive officers who have relevant knowledge of alternative investment strategies and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

DEPENDENCE ON THE INVESTMENT ADVISER. The Investment Adviser has its discretion to make all investment decisions for the Fund and therefore the Investment Adviser is responsible for the selection of, and allocation and reallocation of the Fund’s assets among, the Fund’s investments. The Investment Adviser may hire (subject to the approval of the Fund's Board and, except as otherwise permitted under the terms of any applicable exemptive relief obtained from the SEC, or by rule or regulation, a majority of the outstanding voting securities of the Fund) and thereafter supervise the investment activities of one or more sub-advisers engaged to carry out the investment program of the Fund. The success of the Fund depends on the Investment Adviser’s ability to select and construct an appropriate investment portfolio. The Investment Adviser’s judgment may be incorrect, and subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized. Any loss or turnover of the Investment Adviser’s personnel responsible for making investment decisions may have a material adverse effect on the operations and performance of the Fund.

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Although the Investment Adviser follows a general policy of seeking to spread the Fund’s capital among multiple Private Investment Vehicles, the Investment Adviser may depart from such policy from time to time and one or more Private Investment Vehicles may be allocated a relatively large percentage of the Fund’s assets. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

TEMPORARY DEFENSIVE STRATEGIES RISK. During temporary defensive periods, for up to 90 consecutive days, the Fund may deviate from its investment policies and objective. During such periods, the Fund may invest up to 100% of its total assets in cash or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund may not achieve its investment objective.

POTENTIAL CONFLICT OF INTEREST RISK. The Investment Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the Investment Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Investment Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Investment Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the Investment Adviser invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the Investment Adviser or result in the Investment Adviser receiving material, non-public information, or the Investment Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if the Investment Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Investment Adviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Investment Adviser and its affiliates may provide more services to some types of funds and accounts than others.

The Fund and Investment Adviser have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the Investment Adviser are treated equitably. There is no guarantee that the policies and procedures adopted by the Investment Adviser and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the Investment Adviser may manage or advise from time to time. For further information on potential conflicts of interest, see “INVESTMENT MANAGEMENT AND OTHER SERVICES — Conflicts of Interest” in the SAI.

TECHNOLOGY RISK. The Fund, the Private Investment Vehicles and their service providers and markets generally are susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund, a Private Investment Vehicle or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. There can be no guarantee that any risk management systems established by the Fund, Private Investment Vehicles, their service providers, or issuers of the securities in which the Fund or Private Investment Vehicles invest to reduce technology and cyber security risks will succeed, and the Fund and Private Investment Vehicles cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund or Private Investment Vehicles. Recent technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

CYBERSECURITY RISK. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future. The foregoing cybersecurity risks are also applicable to Private Investment Vehicles and their service providers.

DISASTER RECOVERY AND DATA SECURITY. In managing the Fund, the Investment Adviser relies on information technology and data management systems which can fail or be subject to interruption or destruction caused by natural or man-made occurrences such as extreme weather, fires, earthquakes, power loss, telecommunications failures, terrorist attacks, hacking, break-ins, sabotage, intentional acts of destruction, vandalism, or similar events or misconduct. Any failure, interruption, or destruction of the Investment Adviser’s information technology systems or data could have a material adverse impact on the operations of the Investment Adviser and/or the Fund. In addition, a breach in the security of the Investment Adviser’s systems could result in the theft, disclosure, or loss of investor, proprietary, and other sensitive information relating to the Investment Adviser and/or the Fund, which in turn could lead to litigation in which the Fund could incur liability. The Investment Adviser has in place information security, incident response, backup, and disaster recovery procedures intended to prevent or mitigate damage if such an event occurs. However, a breach could nevertheless occur, and such procedures could fail or be insufficient to avoid, mitigate, or remedy the breach. Moreover, the ever-changing methods and technologies used to obtain unauthorized access to systems through means such as third-party acts, computer error, malicious code, employee error, or malfeasance often are not known until used against a potential target. Therefore, the Investment Adviser may be unable to anticipate the destructive or invasive methods and technologies that could be used against its systems or to implement adequate protections. The foregoing disaster recovery and data security risks are also applicable to Underlying Managers of Private Investment Vehicles.

SPECIAL RISKS OF FUND OF HEDGE FUNDS STRUCTURE

NO REGISTRATION/LACK OF TRANSPARENCY. Private Investment Vehicles will not be registered as investment companies under the Investment Company Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Private Investment Vehicles. In addition, Private Investment Vehicles generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser to monitor whether holdings of the Private Investment Vehicles cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

MULTIPLE LEVELS OF FEES AND EXPENSES. Most of the Private Investment Vehicles may be subject to a performance-based fee or allocation, irrespective of the performance of other investment funds and the Fund generally. Accordingly, an Underlying Manager to a Private Investment Vehicle with positive performance may receive performance-based compensation from the Private Investment Vehicle, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the Private Investment Vehicles will range from 1.6% to 15% (annualized) of the average NAV of the Fund’s investment.

In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 15% to 20% of a Private Investment Vehicle’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

UNDERLYING MANAGERS INVEST INDEPENDENTLY. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Private Investment Vehicles do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Private Investment Vehicles selected by the Investment Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

LIQUIDITY CONSTRAINTS OF PRIVATE INVESTMENT VEHICLES. Since the Fund may make additional investments in or effect withdrawals from a Private Investment Vehicle only at certain times pursuant to limitations set forth in the governing documents of the Private Investment Vehicle, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Private Investment Vehicles vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Private Investment Vehicle promptly after it has made a decision to do so. Some Private Investment Vehicles may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders.

Private Investment Vehicles may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in a Private Investment Vehicle, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Adviser does not intend to distribute securities to Shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Limitations on the Fund’s ability to withdraw its assets from Private Investment Vehicles may, as a result, limit the Fund’s ability to repurchase Shares. For example, many Private Investment Vehicles may impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually.

VALUATION OF PRIVATE INVESTMENT VEHICLES. The valuation of the Fund’s investments in Private Investment Vehicles is ordinarily determined based upon valuations calculated by the Administrator, in accordance with valuation procedures approved by the Board and based on information provided by the Private Investment Vehicles or their respective administrators. Although the Investment Adviser reviews the valuation procedures used by all Underlying Managers, neither the Investment Adviser nor the Administrator can confirm or review the accuracy of valuations provided by Private Investment Vehicles or their administrators. Further, the Distributor does not have any responsibility or obligation to verify the valuation determinations made for the Fund's investments, including valuation determinations with respect to the Private Investment Vehicles. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Adviser generally will consider whether the Private Investment Vehicle continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such a Private Investment Vehicle quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Adviser may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Private Investment Vehicles are completed. Promoting transparency and receiving necessary information from Private Investment Vehicles may possibly be an impediment to monitoring the performance of Private Investment Vehicles on a regular basis.

INDEMNIFICATION OF PRIVATE INVESTMENT VEHICLES. The Underlying Managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Private Investment Vehicles and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Private Investment Vehicles.

INVESTMENTS IN NON-VOTING SECURITIES. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Private Investment Vehicle. This limitation on owning voting securities is intended to ensure that a Private Investment Vehicle is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Private Investment Vehicles, both by the Fund and other clients of the Investment Adviser. To limit its voting interest in certain Private Investment Vehicles, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Private Investment Vehicle. Other accounts managed by the Investment Adviser may also waive their voting rights in a particular Private Investment Vehicle (for example, to facilitate investment in small Private Investment Vehicles determined to be attractive by the Investment Adviser). Subject to the oversight of the Board, the Investment Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Private Investment Vehicle. Rights may not be waived or contractually limited for a Private Investment Vehicle that does not provide an ongoing ability for follow-on investment, such as a Private Investment Vehicle having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Investment Adviser to invest in certain Private Investment Vehicles. However, to the extent the Fund contractually forgoes the right to vote the securities of a Private Investment Vehicle, the Fund will not be able to vote on matters that require the approval of the interest holders of the Private Investment Vehicle, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Private Investment Vehicle in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of a Private Investment Vehicle. In these circumstances, transactions between the Fund and a Private Investment Vehicle may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

LACK OF CONTROL OVER UNDERLYING MANAGERS. The Fund will invest in Private Investment Vehicles that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Investment Adviser will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Private Investment Vehicles in a manner consistent with the Fund’s investment objective. The Investment Adviser may be constrained by the withdrawal limitations imposed by Private Investment Vehicles, which may restrict the Fund’s ability to terminate investments in Private Investment Vehicles that are performing poorly or have otherwise had adverse changes. The Investment Adviser will be dependent on information provided by the Private Investment Vehicles, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Investment Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective and/or the Fund’s ability to calculate its net asset value accurately. By investing in the Fund, a Shareholder will not be deemed to be an investor in any Private Investment Vehicle and will not have the ability to exercise any rights attributable to an investor in any such Private Investment Vehicle related to their investment.

LACK OF OPERATING HISTORY OF PRIVATE INVESTMENT VEHICLES. Certain Private Investment Vehicles may be newly formed entities that have no operating histories. In such cases, the Investment Adviser may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in a Private Investment Vehicle. Although the Investment Adviser and its affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment program should be evaluated on the basis that there can be no assurance that the Investment Adviser’s assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

UNDERLYING PRIVATE INVESTMENT VEHICLE RISK. When the Fund invests in securities issued by a Private Investment Vehicle, it will bear its pro rata portion of the Private Investment Vehicle’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A Private Investment Vehicle in which the Fund invests has its own investment risks, and those risks can affect the value of the Private Investment Vehicle’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a Private Investment Vehicle will be achieved. A Private Investment Vehicle may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Private Investment Vehicle at a time that is unfavorable to the Fund. In addition, one Private Investment Vehicle may buy the same securities that another Private Investment Vehicle sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Additionally, the shares of closed-end funds frequently trade at a discount to their NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

INVESTMENT-RELATED RISKS

INVESTMENT AND MARKET RISK. An investment in the Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Accordingly, an investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances, armed conflict and war. These factors may affect the level and volatility of security prices and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in it suffering losses.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See “INTEREST RATE RISK” for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund, if any. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

HIGHLY VOLATILE MARKETS. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which a Private Investment Vehicle’s assets (and therefore the Fund’s assets) may be invested are influenced by, among other things, interest rates, the volatility of the underlying asset for the derivative contract, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Private Investment Vehicles are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

RISKS OF SECURITIES ACTIVITIES OF THE UNDERLYING MANAGERS. The Underlying Managers will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Adviser will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. See “RISKS OF SECURITIES ACTIVITIES OF THE UNDERLYING MANAGERS” below for further information.

COUNTERPARTY RISK. Many of the markets in which the Private Investment Vehicles effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund or a Private Investment Vehicle (each, an “Investing Fund”) invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, an Investing Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, a guarantee fund to which clearing members contribute, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Investing Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions, including, because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing an Investing Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, where the contract has the potential for uncapped or big losses of the Investing Fund due to its terms, or where a Private Investment Vehicle has concentrated its transactions with a single or small group of counterparties. Private Investment Vehicles are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Private Investment Vehicles to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

VALUATION RISK. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments, generally including Private Investment Vehicles, to trade. Similarly, investments held by a Private Investment Vehicle may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund or the Private Investment Vehicles in which the Fund invests. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund or a Private Investment Vehicle is less than the value of such instruments carried on such fund’s books.

When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Fund’s Valuation Designee, through its Valuation Committee, values such investments at fair value as determined pursuant to the Valuation Procedures approved by the Board. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Shareholders should recognize that fair value pricing involves various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain of the Fund’s investments including, in particular, the Private Investment Vehicles. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund.

For information about the value of the Fund’s investment in Private Investment Vehicles, the Investment Adviser will be dependent on information provided by the Private Investment Vehicles, including quarterly unaudited financial statements which, if inaccurate, could adversely affect the Investment Adviser’s ability to value accurately the Fund’s Shares. See “SPECIAL RISKS OF FUND OF HEDGE FUNDS STRUCTURE - VALUATION OF PRIVATE INVESTMENT VEHICLES and VALUATIONS SUBJECT TO ADJUSTMENT.”

VALUATIONS SUBJECT TO ADJUSTMENT. The valuations reported by the Private Investment Vehicles, based upon which the Fund determines its net asset value and net asset value per Share, may be subject to later adjustment or revision. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Private Investment Vehicles or revisions to the net asset value of a Private Investment Vehicle or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

VALUATION ADJUSTMENTS IN PRIVATE INVESTMENT VEHICLES. The Fund calculates its NAV on a daily basis using the quarterly valuations provided by the Underlying Managers. However, it is important to note that these valuations may not capture market changes or other events that take place after the end of the quarter. The Fund will adjust the valuation of its holdings in Private Investment Vehicles to account for such events, in accordance with its valuation policies. However, it is important to note that there is no guarantee that the Fund will accurately determine the fair value of these investments. Furthermore, it is possible that the valuations reported by the Underlying Managers may be subject to subsequent adjustments or revisions. Since such adjustments or revisions to the NAV of the Fund are based on information available only at the time of the adjustment or revision, they may not impact the amount of repurchase proceeds received by Shareholders who had their Shares repurchased before these adjustments occurred. Consequently, if the subsequent adjusted valuations from the Underlying Managers or revisions to the NAV of a Private Investment Vehicle have an adverse impact on the Fund’s NAV, the remaining outstanding Shares may be negatively affected due to prior repurchases. This may result in a potential benefit for Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Contrarily, any increases in the NAV resulting from such subsequent adjustments may exclusively benefit the outstanding Shares, potentially disadvantaging Shareholders who had previously had their Shares repurchased at a NAV lower than the adjusted amount. These principles also extend to the purchase of Shares, meaning that new Shareholders may be similarly affected.

The Fund may value its investments at fair value. In addition, the portfolio investments of the Private Investment Vehicles in which the Fund invests may be valued at fair value in accordance with the valuation policies and procedures applicable to such Private Investment Vehicles. In general, fair value represents a good faith approximation of the current value of an asset. Shareholders should recognize that fair value pricing involves various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Private Investment Vehicles), or that fair value pricing will reflect a price that the Fund or a Private Investment Vehicle is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, a Private Investment Vehicle’s NAV could be adversely affected if the Private Investment Vehicle’s determinations regarding the fair value of the Private Investment Vehicle’s investments were materially higher than the values that the Private Investment Vehicle ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Fund and/or the Private Investment Vehicles in which the Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund or a Private Investment Vehicle.

CO-INVESTMENT RISK. Co-investments involve risks not present in investments where third-party co-investors are not involved, including the possibility that a third-party co-investor may at any time have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of the third-party co-investors. Furthermore, if a co-investor defaults on its funding obligations, the Fund may be required to make up the shortfall and/or be subject to other penalties under the terms of the applicable co-investment.

It may also be difficult for the Fund to sell or otherwise dispose of its interests in a co-investment. If control over a co-investment is shared with another person, deadlocks could result which could delay the execution of the business plan for such investment, require the Fund to engage in a buy-sell of the venture with the co-investor or conduct the forced sale of such investment or otherwise adversely affect such investment’s returns or value. As a result, the Fund may be unable to fully realize its expected return on any such co-investment.

Although the Investment Adviser will monitor the performance of each co-investment made by the Fund, there can be no assurance that the Investment Adviser will be able to manage a co-investment successfully.

The Investment Company Act imposes significant limits on co-investments with affiliates of the Fund. The Investment Adviser and the Fund have been granted an exemptive order from the SEC that permits the Fund to participate in certain negotiated investments alongside affiliates of the Investment Adviser (the “Exemptive Order”). The Exemptive Order is subject to certain terms and conditions, including (i) opportunities are allocated fairly and equitably among the Fund and other affiliated funds; (ii) the terms of the proposed transaction are reasonable and fair to the Fund and its Shareholders and do not involve overreaching of the Fund or its Shareholders on the part of any person concerned; and (iii) the transaction is in the best interests of the Fund. The Exemptive Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Exemptive Order. The Investment Adviser’s co-investment policy can be revised at any time without notice to, or consent from, the Shareholders.

RELIANCE ON CO-INVESTMENT ORDER RISK. The Fund is subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, may limit the Fund’s ability to make investments or enter into other transactions alongside the Investment Adviser and its other clients. The Fund and Investment Adviser have been granted an Exemptive Order from the SEC that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions. Although the Fund and Investment Adviser have obtained the Exemptive Order, the Fund could be limited in its ability to invest in certain investments in which the Investment Adviser or any of its affiliates are investing or are invested. Ultimately, an inability to receive the desired allocation to certain investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund or a Private Investment Vehicle is able to achieve from interest on fixed-income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed-income securities, convertible securities and REITs owned by the Fund or a Private Investment Vehicle. To the extent that the cash flow from a fixed-income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed-income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate such as the Secured Overnight Financing Rate (“SOFR”), may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The risks associated with changing interest rates are heightened under current market conditions given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future.

To the extent the Fund or a Private Investment Vehicle borrows money to finance its investments, the Fund’s or a Private Investment Vehicle’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or a Private Investment Vehicle’s financial condition and results of operations. It is possible that interest rates may increase rapidly in the future.

In addition, a decline in the prices of the debt the Fund or a Private Investment Vehicle owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or a Private Investment Vehicle invests to service debt, which could materially impact the Fund or a Private Investment Vehicle in which the Fund may invest, thus impacting the Fund.

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk.

In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

INTERVAL FUND RISK. The Fund is operated as an interval fund under Rule 23c-3 of the Investment Company Act. As an interval fund, the Fund has adopted a fundamental policy to conduct quarterly repurchase offers for at least 5% and up to 25% of the outstanding Shares at NAV, subject to certain conditions described herein (the “repurchase policy”), unless such offer is suspended or postponed in accordance with regulatory requirements. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.” Although the repurchase policy permits repurchases of between 5% and 25% of the Fund’s outstanding Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund will not otherwise be required to repurchase or redeem Shares at the option of a Shareholder. It is possible that a repurchase offer may be oversubscribed, in which case Shareholders may only have a portion of their Shares repurchased. If the number of Shares tendered for repurchase in any repurchase offer exceeds the number of Shares that the Fund has offered to repurchase, the Fund will repurchase Shares on a pro-rata basis or may, but is not required to, increase the number of Shares to be repurchased in an additional amount not to exceed 2.0% of the outstanding Shares of the Fund (subject to certain additional exceptions discussed below under “OFFERS TO REPURCHASE”).

Limited liquidity is provided to Shareholders only through the Fund’s quarterly Repurchase Offers for no less than 5% of the Shares outstanding nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that Shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be oversubscribed. In the event of oversubscription, the Fund may repurchase Shares on a pro rata basis. Because of the potential for proration, some Shareholders might tender more Shares than they wish to have repurchased in order to ensure the repurchase of a specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.”

STRATEGY RISKS

GENERAL RISKS OF ARBITRAGE TRANSACTIONS. The success of arbitrage strategies depends often on the ability to execute two or more simultaneous transactions at desired prices. Should such transactions not be executed simultaneously at the desired prices, losses may be incurred on both sides of the transaction. Additionally, separate costs are incurred on both sides of an arbitrage transaction, and substantial favorable price moves may be required before a profit can be realized. There can be no assurances that the hedging and arbitrage strategies used by the Underlying Managers will be successful. The market values of related Financial Instruments may not move in correlation with each other or in ways anticipated by the Underlying Managers, and intervening events may cause hedged positions not to perform as anticipated. A hedged position may perform less favorably in generally rising markets than an unhedged position.

CONVERTIBLE ARBITRAGE TRANSACTIONS. In an effort to remain market neutral with respect to their purchase of convertible Financial Instruments, the Private Investment Vehicles may hedge the purchase of convertible Financial Instruments by the simultaneous short sale of another related Financial Instrument (e.g., the short sale of some portion of the common stock into which the Financial Instruments on the long side are convertible or the sale of the related option). To the extent that there are losses on a long position, and the hedged portion (short position) of the strategy is not sufficient to completely offset such losses, the Private Investment Vehicles will incur a loss. Losses also may be incurred if the prices of two Financial Instruments which are arbitraged against each other do not move as expected. Additionally, losses may result if a Private Investment Vehicle holds Financial Instruments of a company that is taken over at a price that does not generate profits on the long portion of the convertible Financial Instrument sufficient to recoup the premiums paid and any accrued but unpaid interest that would be lost if conversion became necessary.

o	If an issuer’s credit status weakens, the value of the convertible position may decline, resulting in losses to a Private Investment Vehicle due to decreases in the position’s market conversion value and investment value, a decline in the market price of the underlying common stock and/or a reduction in liquidity. While these losses will, to some extent, be offset by the hedge component of the position (i.e., the short sale of the common stock or option), such losses nonetheless potentially are significant.

o	Certain Financial Instruments are callable by the issuer. If the call is at a price below the then-current market price, losses may result due to interest that has been accrued but has not been paid at the time of the conversion of the called Financial Instrument. Additionally, losses may occur if an issuer declares a special dividend or spin-off which either causes a reduction in the premium of the Financial Instrument and/or forces a premature conversion.

o	A Private Investment Vehicle may incur losses if a Financial Instrument lender demands that a Private Investment Vehicle return its borrowed Financial Instrument and such Private Investment Vehicle is unable to find an alternative-lending source. In such event, the Private Investment Vehicle may be forced to convert the Financial Instrument, lose accrued interest, unwind the position at unfavorable prices or purchase Financial Instruments to cover the position at a price that is higher than that which would be available in an orderly market.

MERGER ARBITRAGE INVESTMENTS. The price offered for the securities of a company in a tender offer, merger or other acquisition transaction will generally be at a significant premium above the market price of the security prior to the offer. The announcement of such a transaction will generally cause the market price of the securities to begin rising. A Private Investment Vehicle may purchase securities after the announcement of the transaction at a price that is higher than the pre-announcement market price, but which is lower than the price at which an Underlying Manager expects the transaction to be consummated. If the proposed transaction is not consummated, the value of such securities purchased by a Private Investment Vehicle may decline significantly. It is also possible that the difference between the price paid by a Private Investment Vehicle for securities and the amount anticipated to be received upon consummation of the proposed transaction may be very small. If a proposed transaction is in fact not consummated or is delayed, the market price of the securities may decline sharply. In addition, where a Private Investment Vehicle has sold short the securities it anticipates receiving in an exchange offer or merger, the Private Investment Vehicle may be forced to cover its short position in the market at a higher price than its short sale, with a resulting loss. If a Private Investment Vehicle has sold short securities which are the subject of a proposed exchange offer, merger or tender offer and the transaction is consummated, the Private Investment Vehicle may also be forced to cover its short position at a loss.

In certain proposed takeovers, a Private Investment Vehicle may determine that the price offered for the security is likely to be increased, either by the original bidder or by a competing offeror. In such cases, a Private Investment Vehicle may purchase securities at a market price that is above the offer price, incurring the additional risk that the offer price will not be increased or that the offer is withdrawn. If ultimately no transaction is consummated, it is likely that a substantial loss will result.

The consummation of a merger, tender offer or exchange offer can be prevented or delayed, or the terms changed, by a variety of factors, including (i) the opposition of the management or shareholders of the target company, which may result in litigation to enjoin the proposed transaction, (ii) the intervention of a federal or state regulatory agency, (iii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror, (iv) in the case of a merger, the failure to obtain the necessary shareholder (or, in some cases, regulatory) approvals, (v) market conditions resulting in material changes in securities prices, (vi) compliance with any applicable U.S. federal or state securities laws, (vii) the failure of an acquirer to obtain the necessary financing to consummate the transaction, and/or (viii) unforeseen global events.

The SEC pro ration requirements applicable to cash tender and exchange offers also may affect a Private Investment Vehicle’s ability to profit from its investments. Often a cash tender or exchange offer is made for less than all of the outstanding securities of an issuer or a higher price is offered for a limited number of the securities. SEC rules require that, if a greater number of securities are tendered than is to be accepted at a particular price, securities of the various tendering shareholders must be accepted pro-rata. Thus, a portion of the securities tendered by a Private Investment Vehicle in response to certain offers may not be accepted by the offeror and may be returned to it. Since, after completion of the tender offer, the market price of the securities may have declined below a Private Investment Vehicle’s cost, returned securities may be resold at a loss.

MARKET NEUTRAL STRATEGIES. The use of “market neutral” or “relative value” hedging or arbitrage strategies should in no respect be taken to imply that the relevant Private Investment Vehicle or the relevant Underlying Manager’s strategy is without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a position can effectively result in the position being transformed into an outright speculation. Every market neutral or relative value strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock for the same underlying issuer. Further, “market neutral” Underlying Managers may employ limited directional strategies that expose their respective Private Investment Vehicles to certain market risks.

SPECIAL SITUATION INVESTMENTS/DISTRESSED COMPANIES. Certain of the Private Investment Vehicles’ investments may involve start-up companies, companies developing new products or companies seeking to raise additional capital for expansion. In addition, the Private Investment Vehicles may invest in companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to a Private Investment Vehicle, they involve a substantial degree of risk. Any one or all of the issuers of the Financial Instruments in which a Private Investment Vehicle may invest, directly or indirectly, may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Underlying Managers will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which a Private Investment Vehicle invests, the Private Investment Vehicle may lose its entire investment or may be required to accept cash or Financial Instruments with a value less than the Private Investment Vehicle’s original investment.

INVESTMENTS IN UNDERVALUED EQUITY AND EQUITY-RELATED SECURITIES. The Private Investment Vehicles may invest in undervalued equity and equity-related securities. The identification of investment opportunities in undervalued securities is a difficult task. While investments in undervalued securities offer the opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. Returns generated from such investments may not adequately compensate the Private Investment Vehicles for the business and financial risks assumed. A Private Investment Vehicle may take certain speculative investments in securities which its Underlying Manager believes to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, a Private Investment Vehicle may be required to hold such securities for a substantial period of time before realizing their anticipated value. During this period, a portion of a Private Investment Vehicle’s assets may be committed to the securities purchased, thus possibly preventing an Private Investment Vehicle from investing in other opportunities. In addition, a Private Investment Vehicle may finance such purchases with borrowed funds and thus will have to pay interest on such funds during such waiting period. If a Private Investment Vehicle takes long positions in stocks that decline and short positions in stocks that increase in value, then the losses of a Private Investment Vehicle may exceed those of other portfolios that hold long positions only.

CAPITAL STRUCTURE ARBITRAGE. The strategies of certain Underlying Managers may involve trading the spreads in the debt of companies with multiple classes of debt, trading the spreads in the equity of companies with multiple classes of equity and/or trading combinations of a company’s debt and equity, in each case to take advantage of relative mispricings. An Underlying Manager may be incorrect in its assumption and the applicable Private Investment Vehicles may not realize profits from such investments. Moreover, the Underlying Manager may be correct in its assumption but may not be able to maintain such investments long enough for them to be profitable.

SPREAD TRADING. A part of the Underlying Managers’ strategies may involve spread positions between two or more Financial Instrument positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. Such positions, however, do entail a substantial risk that the price differential could change unfavorably, thus causing a loss to the spread position. The Underlying Managers’ strategies also may involve arbitraging among two or more Financial Instruments. This means, for example, that a Private Investment Vehicle may purchase (or sell) Financial Instruments (on a current basis) and take offsetting positions in the same or related Financial Instruments. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. These offsetting positions entail substantial risk that the price differential could change unfavorably causing a loss to the position. Moreover, the arbitrage business is extremely competitive, and many of the major participants in the business are large investment banking firms with substantially greater financial resources, larger research staffs and more investment professionals than will be available to the Underlying Managers. Arbitrage activity by other larger firms may tend to narrow the spread between the price at which a Financial Instrument may be purchased by a Private Investment Vehicle and the price the Underlying Manager expects to receive upon consummation of a transaction.

TECHNICAL TRADING SYSTEMS. The Underlying Managers may rely on technical trading systems. For any technical trading system to be profitable, there must be price moves or “trends” – either upward or downward – in some Financial Instrument that the system can track and those trends must be significant enough to dictate entry or exit decisions. Trendless markets have occurred in the past and are likely to recur. In a trendless or erratic market, a technical trading system may fail to identify a trend on which action should be taken or may overreact to minor price movements and thus establish a position contrary to overall price trends, which may result in losses. In addition, a technical trading system may be profitable for a period of time, after which the system fails to correctly detect any future price movements. Accordingly, technical traders often modify or replace their systems on a periodic basis. Any factor (such as increased governmental control of, or participation in, the markets traded) that lessens the prospect of sustained price moves in the future may reduce the likelihood that an Underlying Manager’s technical systems will be profitable.

INCREASED USE IN THE MARKETS OF TECHNICAL TREND-FOLLOWING TRADING METHODS. In recent years, there has been a substantial increase in Financial Instrument trading systems, methods, and strategies employing trend-following timing signals, based either exclusively on technical analysis or on a combination of fundamental and technical analysis. There also has been an increase in the overall volume of trading and liquidity of the Financial Instrument markets. While the effect of any increase in the proportion of funds traded pursuant to trend-following trading approaches in recent years cannot be determined, any such increase could alter trading patterns or affect execution of trades to the detriment of the applicable Private Investment Vehicles.

RELIANCE ON QUANTITATIVE ANALYSIS. The Investment Adviser and certain Underlying Managers’ investment strategies may rely upon quantitative models and systems. Such models and systems may entail the use of sophisticated statistical calculations and complex computer systems, and there is no assurance that the Investment Adviser or Underlying Managers will be successful in carrying out such calculations correctly or that the use of these quantitative models and systems will not expose the Fund or applicable Private Investment Vehicles to the risk of significant losses. In addition, the analytical techniques used by the Investment Adviser and such Underlying Managers cannot provide any assurance that the Fund or applicable Private Investment Vehicles will not be exposed to the risk of significant trading losses if the underlying patterns that form the basis for the quantitative models and systems employed by the Investment Adviser or such Underlying Managers change in unanticipated ways. The effectiveness of quantitative models and systems may diminish over time, and attempts to apply existing quantitative models and systems to new or different markets, strategies or Financial Instruments may prove ineffective.

To the extent that information regarding a Private Investment Vehicle’s positions or trades becomes or is required to be made publicly available, there is a material risk that other market participants may seek to reverse engineer the Underlying Manager’s quantitative investment strategies from such public information. The use of an Underlying Manager’s investment strategies by other persons, whether as a result of reverse engineering, “frontrunning” or other actions, may have a material adverse effect on the performance of the associated Private Investment Vehicles.

RELIANCE ON FUNDAMENTAL ANALYSIS. Certain Underlying Managers may base their trading decisions, in whole or in part, on fundamental analysis. Fundamental trading systems consider factors, such as inflation, trade balances, inventories and interest rates, which do not have an impact on traditional technical trading systems, in an attempt to identify investment opportunities. To the extent that such factors provide mixed or conflicting signals, a fundamental trading system may not be able to detect and/or accurately predict price trends. There can be no guarantee that an Underlying Manager’s fundamental trading systems will enable the Underlying Manager to accurately value the Financial Instruments in which its Private Investment Vehicles invests or that any anticipated price trends will materialize with respect to such investments.

NEW STRATEGIES. While an Underlying Manager might develop new investment strategies in the future, any such strategies may not be thoroughly tested before being employed and may not, in any event, be successful. Were an Underlying Manager to attempt to implement new strategies for a Private Investment Vehicle, the risk/reward profile of the Private Investment Vehicle could be shifted significantly towards increased levels of risk. The Fund only can be successful if the Private Investment Vehicles are able to trade and invest successfully, and there can be no assurance that this will be the case.

COMPLEXITY OF QUANTITATIVE TRADING STRATEGIES; RELIANCE ON TECHNOLOGY. Many of the investments that the Underlying Managers are expected to trade on behalf of the Fund, and many of the trading strategies that the Underlying Managers are expected to execute on behalf of the Fund, are highly complex. In certain cases, the successful application of a particular trading strategy may require relatively sophisticated mathematical calculations and relatively complex computer programs.

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Underlying Managers cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Underlying Managers cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. In the event of a foreclosure, the liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss. The Fund will not have the right to proceed directly against obligors on bank loans, high yield securities and other fixed income securities selected by the Underlying Managers (“Reference Securities”).

CONTINGENT LIABILITIES. The Fund may from time to time incur contingent liabilities in connection with an investment made through a Private Investment Vehicle. For example, the Private Investment Vehicle may purchase from a lender a revolving credit facility that has not yet been fully drawn. If the borrower subsequently draws down on the facility, the Private Investment Vehicle might be obligated to fund a portion of the amounts due.

SECURITIES BELIEVED TO BE UNDERVALUED OR INCORRECTLY VALUED. Securities that Underlying Managers believe are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Underlying Managers anticipate. As a result, a Private Investment Vehicle in which the Fund invests may lose all or substantially all of its investment in any particular instance. In addition, there is no minimum credit standard that is a prerequisite to an Underlying Manager’s investment in any instrument and some obligations and preferred stock in which an Underlying Manager invests may be less than investment grade.

ACTIVIST TRADING STRATEGY. The success of the Fund’s investments in Private Investment Vehicles that pursue an activist trading strategy may require, among other things: (i) that the Underlying Manager properly identify companies whose securities prices can be improved through corporate and/or strategic action; (ii) that the Private Investment Vehicles acquire sufficient securities of such companies at a sufficiently attractive price; (iii) that the Private Investment Vehicles avoid triggering anti-takeover and regulatory obstacles while acquiring their positions; (iv) that management of companies and other security holders respond positively to the Underlying Manager’s proposals; and (v) that the market price of a company’s securities increases in response to any actions taken by companies. There can be no assurance that any of the foregoing will succeed.

Successful execution of an activist strategy will depend on the cooperation of security holders and others with an interest in the company. Some security holders may have interests which diverge significantly from those of the Private Investment Vehicles and some of those parties may be indifferent to the proposed changes. Moreover, securities that the Underlying Manager believes are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Underlying Manager anticipates, even if the Private Investment Vehicle’s strategy is successfully implemented. Even if the prices for a company’s securities have increased, there is no assurance that the Private Investment Vehicle will be able to realize any increase in the price.

RISKS OF SECURITIES ACTIVITIES OF THE UNDERLYING MANAGERS

All securities investing and trading activities involve the risk of loss of capital. While the Investment Adviser will attempt to moderate these risks, there can be no assurance that a Private Investment Vehicle’s investment activities will be successful or that the Shareholders will not suffer losses. In addition to the risks generally described in this Prospectus and the SAI, the following discussion sets forth some of the more significant risks associated with the styles of investing which may be utilized by one or more Underlying Managers:

EQUITY SECURITIES. Underlying Managers’ investment portfolios may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. Underlying Managers also may invest in depositary receipts relating to non-U.S. securities, which are subject to the risks affecting investments in foreign issuers discussed under “NON-U.S. INVESTMENTS” below. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

PRIVATELY PLACED SECURITIES. A Private Investment Vehicle may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for an Underlying Manager to fully evaluate the risks of investing in such securities and, as a result, place the Fund’s assets at greater risk of loss than if the Underlying Manager had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non- exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

COMMON STOCK. Common stock risk is the risk that the value of the common stock held by a Private Investment Vehicle will fall, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the issuers of common stock held by the Private Investment Vehicle participate or factors relating to specific companies in which the Private Investment Vehicle invests. Common stock of an issuer in the Private Investment Vehicle’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the common stock experiences a decline in its financial condition. Common stock in which the Private Investment Vehicle may invest is structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than debt securities over the long term, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock of an issuer held by the Private Investment Vehicle. Also, the price of common stock of an issuer is sensitive to general movements in the stock market, changes in investors’ perceptions of the financial condition of the issuer and the occurrence of political or economic events affecting issuers. A drop in the stock market may depress the price of most or all of the common stock to which the Private Investment Vehicle has investment exposure. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

A Private Investment Vehicle may invest in common stock of companies of any market capitalization. Accordingly, a Private Investment Vehicle may invest in common stock of companies having smaller market capitalizations. The common stock of these companies often has less liquidity than the common stock of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. Due to these and other factors, common stock of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than the common stock of larger companies.

PREFERRED STOCK. Preferred stock represents an equity ownership interest in an issuer, but generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from the liquidation of the issuer. Some preferred stock also entitles its holders to receive additional liquidation proceeds on the same basis as holders of the issuer's common stock. Some preferred stock offers a fixed rate of return with no maturity date. Preferred stock with no maturity may perform similarly to long term bonds, and can be more volatile than other types of preferred stock with heightened sensitivity to changes in interest rates. Other preferred stock has a variable dividend, generally determined on a quarterly or other periodic basis. Because preferred stock represents an equity ownership interest in a company, its value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets. Unlike common stock, preferred stock does not usually have voting rights absent the occurrence of specified events; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which a Private Investment Vehicle invests.

CONVERTIBLE SECURITIES. Convertible securities have characteristics of both equity and fixed-income securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions. In particular, when interest rates rise, fixed-income securities will decline in value. Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Lower quality convertible securities, also known as “junk bonds,” involve greater risk of default or price changes due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default.

EXCHANGE-TRADED FUNDS. Private Investment Vehicles may invest in long (or short) positions in passive and/or actively managed ETFs. Through its positions in ETFs, a Private Investment Vehicle will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits. Because ETFs trade on national securities exchanges at market prices that may vary from NAV, there may be times when an ETF trades at a premium or discount to NAV and, as a result, the Private Investment Vehicle may pay more or less than NAV when it buys ETF shares and may receive more or less than NAV when it sells those shares. Similarly, because the value of ETF shares depends on the demand in the market, the Private Investment Vehicle may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Private Investment Vehicle’s performance.

FIXED-INCOME SECURITIES. Private Investment Vehicles may invest in fixed-income securities. A Private Investment Vehicle will invest in these securities when their yield and potential for capital appreciation are considered sufficiently attractive, and also may invest in these securities for defensive purposes and to maintain liquidity. Fixed-income securities include bonds, notes and debentures issued by U.S. and foreign corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk). Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal.

Private Investment Vehicles may invest in both investment grade and non-investment grade debt securities (commonly referred to as “junk bonds”). See “PRINCIPAL RISK FACTORS — LOW CREDIT QUALITY SECURITIES” below. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a “Rating Agency”) in one of the four highest rating categories or, if not rated by any Rating Agency, have been determined by the Investment Adviser to be of comparable quality.

Non-investment grade debt securities, including convertible debt securities, are considered by the Rating Agencies to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade securities to make principal and interest payments than is the case for higher grade securities. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities, or may become less liquid in response to market developments or geopolitical events such as sanctions, trading halts or wars, or adverse investor perceptions.

BONDS AND OTHER FIXED-INCOME SECURITIES. Private Investment Vehicles may invest in bonds and other fixed income securities, both U.S. and non- U.S., and may take short positions in these securities. Private Investment Vehicles will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; U.S. Government securities or debt securities issued or guaranteed by a non-U.S. government; municipal securities; and mortgage-backed and asset backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

LOW CREDIT QUALITY SECURITIES. To the extent a Private Investment Vehicle invests in fixed-income securities, such Private Investment Vehicle may be permitted to invest in particularly risky investments that also may offer the potential for correspondingly high returns. As a result, such Private Investment Vehicle may lose all or substantially all of its investment in any particular instance. There is no minimum credit standard as a prerequisite to an investment in any security. Debt securities may be less than investment grade and may be considered to be “junk bonds” or be distressed or “special situations” with heightened risk of loss and/or liquidity. “Junk bonds” are considered by the rating agencies to be predominately speculative and may involve major risk exposures such as: (i) vulnerability to economic downturns and changes in interest rates; (ii) sensitivity to adverse economic changes and corporate developments; (iii) redemption or call provisions that may be exercised at inopportune times; and (iv) difficulty in accurately valuing or disposing of such securities. Such securities may rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of whose debt securities may be secured by substantially all of the issuer’s assets. Moreover, the Private Investment Vehicles may invest in securities that are not protected by financial covenants or limitations on additional indebtedness.

RATING AGENCIES RISK. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

NON-U.S. INVESTMENTS. It is expected that some Private Investment Vehicles will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by reduced levels of governmental exchange control regulations; foreign withholding taxes; reduced liquidity in foreign markets; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; other jurisdictions imposing restrictions on investments; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that a Private Investment Vehicle might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Adviser’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

The Fund and Private Investment Vehicles may invest directly or indirectly from time to time in European companies and assets, including issuers located in the United Kingdom (the “UK”). In June 2016, the UK voted in a referendum to leave the European Union (“EU”). The UK’s departure from the EU, known as "Brexit,” has affected the value and exchange rate of the euro and may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. Brexit may have adverse effects on asset valuations and the renegotiation of current trade agreements and may result in an increase in financial regulation of UK banks. Any market disruption in the EU and globally as a result of Brexit may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments. Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East.

The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

FOREIGN CURRENCY TRANSACTIONS. Private Investment Vehicles may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Private Investment Vehicle. Private Investment Vehicles may also engage in foreign currency transactions for non-hedging purposes to generate returns.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve a Private Investment Vehicle agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. A Private Investment Vehicle would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Private Investment Vehicle has contracted to receive in the exchange. An Underlying Manager’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

A Private Investment Vehicle may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when an Underlying Manager anticipates purchasing or selling a non-U.S. security. This technique would allow the Underlying Manager to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Private Investment Vehicle, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non- hedging purposes, such as when an Underlying Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. Generally, Private Investment Vehicles are subject to no requirement that they hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

OPTIONS AND FUTURES. The Underlying Managers may utilize options and futures contracts. Such transactions may be effected on securities exchanges, in the over-the-counter market, or negotiated directly with counterparties. When such transactions are purchased over-the-counter or negotiated directly with counterparties, a Private Investment Vehicle bears the risk that the counterparty will be unable or unwilling to perform its obligations under the contract. Such transactions may also be illiquid and, in such cases, an Underlying Manager may have difficulty closing out its position. Over-the-counter options purchased and sold by Private Investment Vehicles may include options on baskets of specific securities. A Private Investment Vehicle may utilize European-style or American-style options. European-style options are only exercisable at their expiration. American-style options are exercisable at any time prior to the expiration date of the option.

The Underlying Managers may purchase call and put options on specific securities, on indices, on currencies or on futures, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price. A covered call option is a call option with respect to which a Private Investment Vehicle owns the underlying security. The sale of such an option exposes a Private Investment Vehicle during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Private Investment Vehicle’s books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets. Options sold by the Private Investment Vehicles need not be covered.

A Private Investment Vehicle may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Private Investment Vehicle will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, an Underlying Manager would ordinarily effect a similar “closing sale transaction,” which involves liquidating a position by selling the option previously purchased, although the Underlying Manager could exercise the option should it deem it advantageous to do so.

Private Investment Vehicles may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission (“CFTC”).

Engaging in these transactions involves risk of loss, which could adversely affect the value of a Private Investment Vehicle’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Private Investment Vehicle to substantial losses.

Successful use of futures also is subject to an Underlying Manager’s ability to correctly predict movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Some or all of the Underlying Managers may purchase and sell stock index futures contracts for a Private Investment Vehicle. A stock index future obligates a Private Investment Vehicle to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in those securities on the next business day.

Some or all of the Underlying Managers may purchase and sell interest rate futures contracts for a Private Investment Vehicle. A contract for interest rate futures represents an obligation to purchase or sell an amount of a specific debt security at a future date at a specific price.

Some or all of the Underlying Managers may purchase and sell currency futures for a Private Investment Vehicle. A currency future creates an obligation to purchase or sell an amount of a specific currency at a future date at a specific price.

The Fund intends to rely on the no-action relief provided by No-Action Letter 12-38 of the Division of Swap Dealer and Intermediary Oversight (“Division”) of the CFTC. Pursuant to this letter, the Investment Adviser is not required to register as a “commodity pool operator” (“CPO”) with respect to the Fund, or rely on an exemption from registration, until the later of June 30, 2013 or six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds to fund-of-funds operators. As of the date of this Prospectus, the CFTC has not yet proposed any guidance regarding the application of the de minimis thresholds to fund-of-funds operators. If the Fund and the Investment Adviser with respect to the Fund become subject to CFTC regulation, the Fund may incur additional compliance, operational and other expenses.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or the investment adviser having to register as a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Investment Adviser is required to register as a CPO with respect to the Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations.

OPTIONS ON SECURITIES INDEXES. Some or all of the Underlying Managers may purchase and sell for the Private Investment Vehicles call and put options on stocks or stock indexes listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objectives. A stock and a stock index fluctuates with changes in the market values of that stock or the stocks included in the index. Accordingly, successful use by an Underlying Manager of options on stocks and stock indexes will be subject to the Underlying Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

SWAP AGREEMENTS. The Underlying Managers may enter into equity, interest rate, index, credit, commodity and currency rate swaps on behalf of Private Investment Vehicles. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an investment was made directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In certain swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Other types of swaps may have other payment mechanics and terms.

Most swap agreements entered into by a Private Investment Vehicle would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, a Private Investment Vehicle’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement where the parties’ payment obligations are on the same date in the same currency, based on the amounts due by each party to the agreement on a certain date (the “net amount”). The risk of loss with respect to swaps is not limited to the net amount of payments that a party is contractually obligated to make. If the Private Investment Vehicle or the other party to a swap defaults, the non-defaulting party determines a payment amount in respect of the outstanding portfolio of swaps between the parties which may include a party’s losses or hedge unwind costs and a valuation of the transactions. The Private Investment Vehicle’s risk of loss is subject to the other party or it making this determination and (i) such amount not reflecting the Private Investment Vehicle’s assessment of such amount, if applicable and the risk that if the swap agreements are terminated early and the other party owes an amount to the Private Investment Vehicle, it will not be able to pay this amount to the Private Investment Vehicle an/or the Private Investment Vehicle may not have sufficient collateral from the other party to address such shortfall.

To achieve investment returns equivalent to those achieved by an Underlying Manager in whose investment vehicles the Fund could not invest directly, perhaps because of its investment minimum or its unavailability for direct investment, the Fund may enter into swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate and to receive the total return of the reference investment vehicle over a stated time period. The Fund may seek to achieve the same investment result through the use of other derivatives in similar circumstances. The U.S. federal income tax treatment of swap agreements and other derivatives used in the above manner is unclear. The Fund does not currently intend to use swaps or other derivatives in this manner.

MARKET CAPITALIZATION RISK. The Fund may invest in equity securities without restriction as to market capitalization, such as those issued by medium-sized and smaller capitalization companies, including micro-cap companies. Those securities, particularly smaller-capitalization stocks, involve higher risks in some respects than do investments in securities of larger companies. The prices of the securities of some of these smaller companies are often more volatile and may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things. In addition, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies, and, due to thin trading in some small-capitalization stocks, an investment in those securities may be highly illiquid. Some small companies have limited product lines, distribution channels and financial and managerial resources. Some of the companies in which the Fund invests may have product lines that have, in whole or in part, only recently been introduced to market or that may still be in the research or development stage. Such companies may also be dependent on key personnel with limited experience. Micro-cap stocks typically involve greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, their share prices tend to be more volatile, and their markets less liquid than stocks of companies with larger market capitalizations. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, and it can be difficult or impossible for the Fund to trade these securities at the desired time. Furthermore, publicly available information, including financial information, about micro-cap companies tends to be limited and some micro-cap companies trade over-the-counter or on a regional exchange with limited regulation. The relative lack of information, liquidity, and regulation results in an increased risk of corruption and fraud, including price manipulation, and the possibility of losses to the Fund.

DISTRESSED SECURITIES. Certain of the companies in whose securities the Private Investment Vehicles may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These may also be securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations or, if unrated, are in the judgment of the Investment Adviser of equivalent quality. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to a Private Investment Vehicle of the security in respect to which such distribution was made.

In certain transactions, a Private Investment Vehicle may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

NEW ISSUES. “New Issues” are initial public offerings (“IPOs”) of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for a Private Investment Vehicle. However, there is no assurance that a Private Investment Vehicle will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance. The investment performance of a Private Investment Vehicle during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when a Private Investment Vehicle is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Private Investment Vehicle may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

ILLIQUID PORTFOLIO INVESTMENTS. Private Investment Vehicles may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists, and may make investments that may become less liquid in response to market developments or geopolitical events such as sanctions, trading halts or wars, or adverse investor perceptions. The market prices, if any, for such securities tend to be volatile and a Private Investment Vehicle may not be able to sell them when the Underlying Manager desires to do so or to realize what the Underlying Manager perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

CREDIT DEFAULT SWAPS. The Private Investment Vehicles may enter into credit default swaps. Under these instruments, a Private Investment Vehicle will usually have a contractual relationship only with the counterparty of such credit default swaps and not the issuer of the obligation (the “Reference Obligation”) subject to the credit default swap (the “Reference Obligor”). The Private Investment Vehicles will have no direct rights or recourse against the Reference Obligor with respect to the terms of the Reference Obligation nor any rights of set-off against the Reference Obligor, nor any voting rights with respect to the Reference Obligation. The Private Investment Vehicles will not directly benefit from the collateral supporting the Reference Obligation and will not have the benefit of the remedies that would normally be available to a holder of such Reference Obligation. In addition, in the event of the insolvency of the credit default swap counterparty, the Private Investment Vehicle will be treated as a general creditor of such counterparty and will not have any claim with respect to the Reference Obligation. Consequently, the Private Investment Vehicle will be subject to the credit risk of the counterparty and in the event the Private Investment Vehicle will be selling credit default swaps, the Private Investment Vehicle will also be subject to the credit risk of the Reference Obligor. As a result, concentrations of credit default swaps in any one counterparty expose the Private Investment Vehicle to risk with respect to defaults by such counterparty.

SHORT POSITIONS. Short positions may comprise a significant portion of any Private Investment Vehicle’s investments and, therefore, of the Fund’s overall portfolio. In short selling, a Private Investment Vehicle will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Private Investment Vehicle is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, a Private Investment Vehicle also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes. An Underlying Manager may from time to time engage in short sales for a Private Investment Vehicle in an approach known as “pairs trading,” where the Private Investment Vehicle combines a long position in a particular security with a short position in a similar security in the same or related industry or sector. Pairs trading may be undertaken for speculative and/or hedging purposes and may be weighted toward either the long or short side of the position. An Underlying Manager may from time to time also make short sales “against the box”, where the Private Investment Vehicle retains a long position in the same security. Short sales that are not “against the box” involve a form of investment leverage, and the amount of a Private Investment Vehicle’s loss on a short sale is potentially unlimited. At any particular time, the Fund’s portfolio overall may be “net long” (i.e., the value of long positions, at cost, will be greater than the net exposure on short positions) or “net short” (net exposure on short positions will be greater than the value of long positions).

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. The Private Investment Vehicles may enter into repurchase and reverse repurchase agreements. When a Private Investment Vehicle enters into a repurchase agreement, it “sells” securities to a broker-dealer or financial institution, and agrees to repurchase such securities on a mutually agreed date for the price paid by the broker-dealer or financial institution, plus interest at a negotiated rate. In a reverse repurchase transaction, a Private Investment Vehicle “buys” securities issued from a broker-dealer or financial institution, subject to the obligation of the broker-dealer or financial institution to repurchase such securities at the price paid by the Private Investment Vehicle, plus interest at a negotiated rate. The use of repurchase and reverse repurchase agreements by a Private Investment Vehicle involves certain risks. For example, if the seller of securities to the Private Investment Vehicle under a reverse repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Private Investment Vehicle will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Private Investment Vehicle’s ability to dispose of the underlying securities may be restricted. It is possible, in a bankruptcy or liquidation scenario, that the Private Investment Vehicle may not be able to substantiate its interest in the underlying securities. Finally, if a seller defaults on its obligation to repurchase securities under a reverse repurchase agreement, the Private Investment Vehicle may suffer a loss to the extent that it is forced to liquidate its position in the market, and proceeds from the sale of the underlying securities are less than the repurchase price agreed to by the defaulting seller. Similar elements of risk arise in the event of the bankruptcy or insolvency of the buyer.

INDUSTRY CONCENTRATION RISK. Private Investment Vehicles generally are not subject to industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. Although the Fund does not believe it is likely to occur given the nature of its investment program, it is possible that, at any given time, the assets of Private Investment Vehicles in which the Fund has invested will, in the aggregate, be invested in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. Because these circumstances may arise, the Fund is subject to the risk that a significant portion of its assets may at times be exposed to the risks associated with investing in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Industry-based risks, any of which may adversely affect Private Investment Vehicles, and indirectly, the Fund, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or group of industries. In addition, at times, an industry or group of industries may be out of favor and underperform other industries, groups of industries or the market as a whole. Private Investment Vehicles are not generally required to provide current information regarding their investments to their investors (including the Fund), but the Fund will consider the investments of the Private Investment Vehicles to the extent that it has such information. The Fund and the Investment Adviser may not be able to determine at any given time whether or the extent to which Private Investment Vehicles, in the aggregate, have invested 25% or more of their combined assets in any particular industry.

STRADDLES. A Private Investment Vehicle may engage in straddle writing, whereby it writes both a put and a call on the same underlying Financial Instrument at the same exercise price in exchange for a combined premium on the two writing transactions. In straddle writing, the potential risk of loss is unlimited. To the extent the price of the underlying Financial Instrument is either above or below the exercise price by more than the combined premium, the writer of a straddle will incur a loss when one of the options is exercised. If the writer is assigned an exercise on one option position in the straddle and fails to close out the other position, subsequent fluctuations in the price of the underlying Financial Instrument could cause the other option to be exercised as well, causing a loss on both writing positions.

HIGH PORTFOLIO TURNOVER. The Fund’s activities involve investment in the Private Investment Vehicles, which may invest on the basis of short-term market considerations. The turnover rate within the Private Investment Vehicles may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from a Private Investment Vehicle could involve expenses to the Fund under the terms of the Fund’s investment.

DERIVATIVE INSTRUMENTS. The Fund and some or all of the Private Investment Vehicles may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage, when applicable (which increases the magnitude of losses), volatility, the possibility of default by a counterparty and illiquidity. The price and value of derivatives can be negatively affected by a number of factors, including general market volatility, the volatility of the assets or financial indicators underlying the derivative, market demand and supply, interest rates, foreign currency exchange rates, index prices, commodity prices, equity prices, prices in the exchange-traded and cleared derivatives markets, investor perception and other political or economic factors. Since derivatives are linked to one or multiple underlying interests, the price or value of the derivatives may also be subject to considerable fluctuations due to the risks associated with the underlying interest. The use of derivative instruments for hedging or speculative purposes by the Fund or the Private Investment Vehicles could present significant risks, including the risk of losses in excess of the amounts invested. The Fund or a Private Investment Vehicle may leverage its investments by “borrowing” and be exposed to similar risks.

The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

TECHNOLOGICAL ADVANCEMENTS RISK. The development and increased reliance on certain technologies, including artificial intelligence and machine learning algorithms (“AI”), may adversely impact markets and the overall performance of the Fund’s investments. For example, issuers in which the Fund may invest may focus their business on AI-related products and/or services and utilize AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on an issuer’s business operations. In addition, the increased regulation of AI, including related to information privacy, data protection and intellectual property, may significantly impact the economy and/or the issuers in which the Fund invests.

***

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]

Effects of Leverage.

Assuming the use of leverage in the amount of 5% of the Fund’s total assets and an annual interest rate on leverage of 6.34% payable on such leverage based on estimated market interest rates as of the date of this Prospectus, the additional income that the Fund must earn (net of estimated expenses related to leverage) in order to cover such interest payments is 0.32%. The Fund’s actual cost of leverage will be based on market interest rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 5% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 6.34%. See “PRINCIPAL RISK FACTORS — BORROWING, USE OF LEVERAGE.” The table does not reflect any offering costs of Shares.

Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-10.82%	-5.57%	-0.32%	4.94%	10.19%

Total return is composed of two elements — the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Shareholders when portfolio return is positive or greater than the costs of leverage and decreases return when the portfolio return is negative or less than the costs of leverage.

Annual Interest Rate [Percent]		6.34%
Annual Coverage Return Rate [Percent]		0.32%
Effects of Leverage [Table Text Block]
Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-10.82%	-5.57%	-0.32%	4.94%	10.19%

Return at Minus Ten [Percent]		(10.82%)
Return at Minus Five [Percent]		(5.57%)
Return at Zero [Percent]		(0.32%)
Return at Plus Five [Percent]		4.94%
Return at Plus Ten [Percent]		10.19%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 5% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 6.34%. See “PRINCIPAL RISK FACTORS — BORROWING, USE OF LEVERAGE.” The table does not reflect any offering costs of Shares.

No Public Trading [Text Block]		There is no public market for the Shares and none is expected to develop.
No Trading History [Text Block]		The Fund does not list its Shares on a stock exchange or similar market.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The beneficial interest in the Fund is divided into an unlimited number of Shares. Each Share has a par value of $0.001. All Shares issued are fully paid and nonassessable. The Fund is authorized to offer two separate classes of Shares designated as Class A Shares and Class I Shares. All Shares of each class represent an equal proportionate interest in the assets of the Fund (subject to the liabilities belonging to that class), and each Share of any class is equal to each other Share of that class. While the Fund presently intends to offer two classes of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of Class A Shares and Class I Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and NAVs resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) any sales load structure; and (7) any conversion features, as permitted under the Investment Company Act. Shares are deemed to be personal property giving only the rights provided in the Declaration of Trust. Shareholders have no preemptive or other similar rights to subscribe to any additional Shares or other securities issued by the Fund. There is no cumulative voting in the election of Trustees. Shareholders are not personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Fund. The Trustees have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay. The Fund’s repurchase offers will be made to all of its classes of Shares at the same time, in the same proportional amounts and on the same terms, except for differences in NAVs resulting from differences in fees under a distribution and/or service plan or in class expenses.

PURCHASING SHARES

PURCHASE TERMS

The minimum initial investment in Class A Shares by any investor is $1,000 and the minimum initial investment in Class I Shares by any investor is $1,000. The minimum additional investment in the Fund by any Shareholder is $1,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Adviser or its affiliates and their immediate family members without being subject to the minimum investment requirements. The Shares were initially issued at $10.00 per share. Thereafter the purchase price for each class of Shares is based on the NAV per Share of that Class as of the date such Shares are purchased.

Class A Shares are sold at the public offering price, which is the NAV plus an initial maximum sales charge, which varies with the amount you invest as shown in the following chart. This means that part of your investment in the Fund will be used to pay the sales charge.

Class A Shares — Sales Charge Schedule

Your Investment	Front-End Sales Charge as a % of Offering Price	Front-End Sales Charge as a % of Net Investment	Dealer Reallowance as a % of Offering Price
Up to $49,999	4.50%	4.71%	3.75%
$50,000 – $99,999	3.50%	3.63%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.00%
$250,000 – $499,999	2.00%	2.04%	1.50%
$500,000 or more	None **	None **	None **

* The offering price includes the sales charge.

** There is no initial sales charge on purchases of Class A shares in an account or accounts with an accumulated value of $500,000 or more, but a CDSC of 1.25% will be imposed to the extent a finder’s fee was paid in the event of certain redemptions within 12 months of the date of purchase.

Class I Shares are not subject to any initial sales charge.

Shares are generally offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Orders will be priced at the appropriate price next computed after the order is received by the Administrator. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase Shares in the Fund at any time. In the event that cleared funds and/or a properly completed investor application are not received from a prospective investor prior to the cut-off times pertaining to a particular offering, the Fund may hold the relevant funds and investor application for processing in the next offering.

In general, an investment will be accepted if a completed investor application and funds are received in good order. The Fund reserves the right to reject, in its sole discretion, any request to purchase Shares in the Fund at any time.

CLASS A SHARES PURCHASE PROGRAMS

Eligible purchasers of Class A Shares may be entitled to reduced or waived sales charges through certain purchase programs offered by the Fund.

Quantity Discounts. You may be able to lower your Class A sales charges if:

●	you assure the Fund in writing that you intend to invest at least $50,000 in Class A Shares over the next 13 months in exchange for a reduced sales charge (“Letter of Intent”) (see below); or

●	the amount of Class A Shares you already own in the Fund plus the amount you intend to invest in Class A Shares is at least $50,000 (“Cumulative Discount”).

By signing a Letter of Intent you can purchase Shares at a lower sales charge level. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period as stated in the Letter of Intent. Any Shares purchased within 90 days prior to the date you sign the Letter of Intent may be used as credit toward completion of the stated amount, but the reduced sales charge will only apply to new purchases made on or after the date of the Letter of Intent. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter of Intent. Shares equal to 4.50% of the amount stated in the Letter of Intent will be held in escrow during the 13-month period. If, at the end of the period, the total net amount invested is less than the amount stated in the Letter of Intent, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual net amounts invested had the Letter of Intent not been in effect. This amount will be obtained from redemption of the escrowed Shares. Any remaining escrowed Shares after payment to the Fund of the difference in applicable sales charges will be released to you. If you establish a Letter of Intent with the Fund, you can aggregate your accounts as well as the accounts of your immediate family members. You will need to provide written instructions with respect to the other accounts whose purchases should be considered in fulfillment of the Letter of Intent.

The Letter of Intent and Cumulative Discount are intended to let you combine investments made at other times for purposes of calculating your present sales charge. Any time you can use any of these quantity discounts to “move” your investment into a lower sales charge level, it is generally beneficial for you to do so.

For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family members (i.e., your spouse or domestic partner and your children or stepchildren age 21 or younger) may aggregate your investments in the Fund. This includes, for example, investments held in a retirement account, an employee benefit plan, or through a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment amount qualifies for a reduced sales charge.

You must notify the Fund or the Financial Intermediary at the time of purchase whenever a quantity discount is applicable to purchases and you may be required to provide the Fund, or the Financial Intermediary, with certain information or records to verify your eligibility for a quantity discount.

Such information or records may include account statements or other records regarding Shares held in all accounts (e.g., retirement accounts) by you and other eligible persons, which may include accounts held at the Fund or a Financial Intermediary. Upon such notification, you will pay the sales charge at the lowest applicable sales charge level. You should retain any records necessary to substantiate the purchase price of Shares, as the Fund and Financial Intermediary may not retain this information.

Information about sales charges can be found on the Investment Adviser’s website https://www.FirstTrustCapital.com or you can consult with your financial representative.

Large Order Net Asset Value Purchase Privilege

There is no initial sales charge on purchases of Class A Shares in an account or accounts with an accumulated value of $500,000 or more, but a CDSC of 1.25% will be imposed to the extent a finder’s fee was paid in the event of certain redemptions within 12 months of the date of purchase. From its own profits and resources, the Distributor may pay a finder’s fee of 0.50% to financial intermediaries that initiate or are responsible for purchases of $500,000 or more of Class A Shares of the Fund. Please contact your financial intermediary to determine whether a finder’s fee was paid in connection with your investment in the Fund.

A CDSC will be waived in the following circumstances:

●	if you are a current Trustee of the Fund; or

●	if you are an employee (including the employee's spouse, domestic partner, children, grandchildren, parents, grandparents, siblings and any dependent of the employee, as defined in Section 152 of the Code) of the Investment Adviser or its affiliates, or of a broker-dealer authorized to sell shares of the Fund.

Your financial advisor or the Fund’s transfer agent can answer your questions and help you determine if you are eligible.

DERIVATIVE ACTIONS/EXCLUSIVE FORUM

No person, other than a Trustee, who is not a Shareholder will be entitled to bring any derivative action, suit or other proceeding on behalf of the Fund. Except for claims asserted under the U.S. federal securities laws including, without limitation, the Investment Company Act, no shareholder may maintain a derivative action on behalf of the Fund unless holders of at least ten percent (10%) of the outstanding shares join in the bringing of such action. Notwithstanding the foregoing, neither of the preceding provisions governing derivative actions will apply to claims brought under the federal securities laws.

In addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a Shareholder may bring a derivative action on behalf of the Fund or any class of the Fund only if the following conditions are met: (a) the Shareholder or Shareholders must make a pre-suit written demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a Shareholder demand by virtue of the fact that such Trustee receives remuneration for his service as a Trustee of the Fund or as a trustee or director of one or more investment companies that are under common management with or otherwise affiliated with the Fund; and (b) unless a demand is not required under clause (a) above, the Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Fund for the expense of any such advisers in the event that the Trustees determine not to bring such action. For purposes of this paragraph, the Trustees may designate a committee of one Trustee to consider a Shareholder demand if necessary to create a committee with a majority of Trustees who do not have a personal financial interest in the transaction at issue. If the demand for derivative action has been considered by the Board, and a majority of the Independent Trustees, after considering the merits of the claim, has determined that maintaining a suit would not be in the best interests of the Fund or the affected class, as applicable, the complaining Shareholders shall be barred from commencing the derivative action. If upon such consideration the appropriate members of the Board determine that such a suit should be maintained, then the appropriate officers of the Fund shall commence initiation of that suit and such suit shall proceed directly rather than derivatively. The Declaration of Trust provides that the foregoing provisions will not apply to claims brought under the federal securities laws.

The Fund’s By-Laws provide that each Shareholder irrevocably agrees that any claims, suits, actions or proceedings arising out of or relating in any way to the Fund will be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction, then any other court in the State of Delaware with subject matter jurisdiction, and irrevocably waives any right to trial by jury. The exclusive forum provision may require shareholders to bring an action in an inconvenient or less favorable forum. The exclusive forum and jury waiver provisions do not apply to claims arising under the Federal securities laws.

TERM, DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Trustees. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses, other than debts, liabilities or obligations to Shareholders, and then to the Shareholders proportionately in accordance with the amount of Shares that they own. Assets may be distributed in-kind on a proportionate basis if the Board or liquidator determines that the distribution of assets in-kind would be in the interests of the Shareholders in facilitating an orderly liquidation.

REPORTS TO SHAREHOLDERS

The Fund will furnish to Shareholders as soon as practicable after the end of each of its taxable years such information as is necessary for them to complete U.S. federal and state income tax or information returns, along with any other tax information required by law. The Fund anticipates providing Shareholders with an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the Investment Company Act. Shareholders also will be provided with reports regarding the Fund’s operations each quarter.

Security Dividends [Text Block]

DISTRIBUTION POLICY

Distributions will be paid at least annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. Unless the registered owner of Shares elects to receive cash, all dividends and/or capital gains distributions declared on Shares will be automatically reinvested in additional Shares of the Fund. See “DIVIDEND REINVESTMENT PLAN.”

The Board reserves the right to change the Distribution Policy from time to time.

Security Voting Rights [Text Block]

VOTING

Each Shareholder will have the right to cast a number of votes, based on the number of such Shareholder’s Shares, at any meeting of Shareholders called by the Board. Except for the exercise of such voting privileges, Shareholders will not be entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]

TERM, DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Trustees. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses, other than debts, liabilities or obligations to Shareholders, and then to the Shareholders proportionately in accordance with the amount of Shares that they own. Assets may be distributed in-kind on a proportionate basis if the Board or liquidator determines that the distribution of assets in-kind would be in the interests of the Shareholders in facilitating an orderly liquidation.

Security Obligations of Ownership [Text Block]

TRANSFERS OF SHARES

There is no public market for the Shares and none is expected to develop. The Fund does not list its Shares on a stock exchange or similar market. Shares are transferable only in limited circumstances as described below, and liquidity for investments in Shares may be provided only through the repurchase offers described above. If a shareholder attempts to transfer Shares in violation of the Fund’s transfer restrictions, the transfer will not be permitted and will be void. An investment in the Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

No person shall become a substituted Shareholder of the Fund without the consent of the Fund, which consent may be withheld in its sole discretion. Shares held by Shareholders may be transferred only: (i) by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the Shareholder; or (ii) under other limited circumstances, with the consent of the Board (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances).

Other Security, Description [Text Block]

SHAREHOLDER RIGHTS

Except for actions under the U.S. federal securities laws, the Amended and Restated By-Laws (“By-Laws”) provide that by virtue of becoming a Shareholder, each Shareholder (i) irrevocably agrees that any claims, suits, actions or proceedings arising out of or relating in any way to the Trust, the Declaration of Trust or the By-Laws or asserting a claim governed by the internal affairs (or similar) doctrine, be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, (ii) irrevocably submits to the exclusive jurisdiction of such courts in connection with any such claim, suit, action or proceeding, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed, (B) such claim, suit, action or proceeding is brought in an inconvenient forum, or (C) the venue of such claim, suit, action or proceeding is improper, (iv) expressly waives any requirement for the posting of a bond by a party bringing such claim, suit, action or proceeding, (v) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service shall constitute good and sufficient service of process and notice thereof; provided, nothing in clause (v) hereof shall affect or limit any right to serve process in any other manner permitted by law, and (vi) irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding.

The designation of exclusive jurisdictions may make it more expensive for a Shareholder to bring a suit than if the Shareholder were permitted to select another jurisdiction. Also, the designation of exclusive jurisdictions and the waiver of jury trials limit a Shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more convenient and favorable to the Shareholder.

Outstanding Securities [Table Text Block]

OUTSTANDING SECURITIES*

The following table shows the amounts of Shares that have been authorized and outstanding as of June 30, 2026.

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under
Class A Shares	Unlimited	$--	$10,727
Class I Shares	Unlimited	$--	$5,150,880

*	As of June 30, 2026.

Repurchase Offers Limited Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPURCHASE OFFERS; LIMITED LIQUIDITY. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline, pursuant to Rule 23c-3 under the Investment Company Act. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Repurchase offers generally are funded from available cash (including, if necessary, offering proceeds) or sales of portfolio investments but may be funded with borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio and portfolio turnover. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases, without offsetting new sales, may result in untimely sales of portfolio investments and a higher expense ratio, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

In addition, to the extent the Fund sells portfolio holdings in order to fund repurchase requests, the repurchase of Shares by the Fund may be a taxable event for the Shareholders of repurchased Shares, and potentially even for Shareholders that do not participate in the repurchase offer. Repurchase offers, if funded from offering proceeds, may constitute a return of capital. Any capital returned to Shareholders through the repurchase of Shares will be distributed after payment of Fund fees and expenses. See “SHAREHOLDER TAXATION” below.

Notices of each repurchase offer are sent to shareholders at least 21 days before the “Repurchase Request Deadline” (i.e., the date by which Shareholders must tender their Shares in response to a repurchase offer). The Fund determines the NAV applicable to repurchases no later than fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the Repurchase Request Deadline. A Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.” Shareholders may be subject to market risk in relation to the tender of their Shares for repurchase because like other market investments, the value of the Fund’s Shares may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date. Likewise, because the Fund’s investments may include securities denominated in foreign currencies, changes in currency values between the date a repurchase offer terminates and the repurchase date may also adversely affect the value of the Fund’s shares.

In certain circumstances, the Board may require a Shareholder to tender its Shares if, among other reasons, the Board determines that continued ownership of such Shares by the Shareholder may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal consequences, or would otherwise be in the best interests of the Fund.

Recent Market Circumstances Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, and volatility in the equity markets. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs continues to exist. The United States has also recently engaged in armed conflict in the Middle East. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; the stability of global financial markets; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Government Intervention In Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS. Instability in the financial markets in the recent past led the U.S. Government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Future market conditions could lead to similar such actions. See “PRINCIPAL RISK FACTORS — RECENT MARKET CIRCUMSTANCES” above. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an “emergency” basis with little or no notice with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions will be suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate any economic difficulties. Issuers might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Borrowing Use Of Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BORROWING, USE OF LEVERAGE. The strategies implemented by the Underlying Managers typically are leveraged. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount. These limits do not apply to the Private Investment Vehicles and, therefore, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Private Investment Vehicles.

Legal Tax And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGAL, TAX AND REGULATORY.  Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund and Underlying Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to continue to be treated as a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a Shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund and certain Underlying Managers to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund and Underlying Managers may engage in derivative transactions could also limit or prevent the Fund or Underlying Managers from using certain instruments.

Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation relating to hedge fund managers, hedge funds and funds of hedge funds could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Private Investment Vehicles or the Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Fund in order to seek to obtain higher returns.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Private Investment Vehicles invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

Legislation And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGISLATION AND REGULATORY RISK. At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the assets in which the Fund invests. Legislation or regulation may also change the way in which the Fund is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission, the SEC, the Federal Reserve or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental authorities or self-regulatory organizations.

Reliance On Key Persons Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON KEY PERSONS RISK. The Fund relies on the services of certain executive officers who have relevant knowledge of alternative investment strategies and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Dependence On Investment Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEPENDENCE ON THE INVESTMENT ADVISER. The Investment Adviser has its discretion to make all investment decisions for the Fund and therefore the Investment Adviser is responsible for the selection of, and allocation and reallocation of the Fund’s assets among, the Fund’s investments. The Investment Adviser may hire (subject to the approval of the Fund's Board and, except as otherwise permitted under the terms of any applicable exemptive relief obtained from the SEC, or by rule or regulation, a majority of the outstanding voting securities of the Fund) and thereafter supervise the investment activities of one or more sub-advisers engaged to carry out the investment program of the Fund. The success of the Fund depends on the Investment Adviser’s ability to select and construct an appropriate investment portfolio. The Investment Adviser’s judgment may be incorrect, and subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized. Any loss or turnover of the Investment Adviser’s personnel responsible for making investment decisions may have a material adverse effect on the operations and performance of the Fund.

Non Qualification As Regulated Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Although the Investment Adviser follows a general policy of seeking to spread the Fund’s capital among multiple Private Investment Vehicles, the Investment Adviser may depart from such policy from time to time and one or more Private Investment Vehicles may be allocated a relatively large percentage of the Fund’s assets. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TEMPORARY DEFENSIVE STRATEGIES RISK. During temporary defensive periods, for up to 90 consecutive days, the Fund may deviate from its investment policies and objective. During such periods, the Fund may invest up to 100% of its total assets in cash or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund may not achieve its investment objective.

Potential Conflict Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

POTENTIAL CONFLICT OF INTEREST RISK. The Investment Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the Investment Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Investment Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Investment Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the Investment Adviser invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the Investment Adviser or result in the Investment Adviser receiving material, non-public information, or the Investment Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if the Investment Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Investment Adviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Investment Adviser and its affiliates may provide more services to some types of funds and accounts than others.

The Fund and Investment Adviser have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the Investment Adviser are treated equitably. There is no guarantee that the policies and procedures adopted by the Investment Adviser and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the Investment Adviser may manage or advise from time to time. For further information on potential conflicts of interest, see “INVESTMENT MANAGEMENT AND OTHER SERVICES — Conflicts of Interest” in the SAI.

Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TECHNOLOGY RISK. The Fund, the Private Investment Vehicles and their service providers and markets generally are susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund, a Private Investment Vehicle or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. There can be no guarantee that any risk management systems established by the Fund, Private Investment Vehicles, their service providers, or issuers of the securities in which the Fund or Private Investment Vehicles invest to reduce technology and cyber security risks will succeed, and the Fund and Private Investment Vehicles cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund or Private Investment Vehicles. Recent technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CYBERSECURITY RISK. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future. The foregoing cybersecurity risks are also applicable to Private Investment Vehicles and their service providers.

Disaster Recovery And Data Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISASTER RECOVERY AND DATA SECURITY. In managing the Fund, the Investment Adviser relies on information technology and data management systems which can fail or be subject to interruption or destruction caused by natural or man-made occurrences such as extreme weather, fires, earthquakes, power loss, telecommunications failures, terrorist attacks, hacking, break-ins, sabotage, intentional acts of destruction, vandalism, or similar events or misconduct. Any failure, interruption, or destruction of the Investment Adviser’s information technology systems or data could have a material adverse impact on the operations of the Investment Adviser and/or the Fund. In addition, a breach in the security of the Investment Adviser’s systems could result in the theft, disclosure, or loss of investor, proprietary, and other sensitive information relating to the Investment Adviser and/or the Fund, which in turn could lead to litigation in which the Fund could incur liability. The Investment Adviser has in place information security, incident response, backup, and disaster recovery procedures intended to prevent or mitigate damage if such an event occurs. However, a breach could nevertheless occur, and such procedures could fail or be insufficient to avoid, mitigate, or remedy the breach. Moreover, the ever-changing methods and technologies used to obtain unauthorized access to systems through means such as third-party acts, computer error, malicious code, employee error, or malfeasance often are not known until used against a potential target. Therefore, the Investment Adviser may be unable to anticipate the destructive or invasive methods and technologies that could be used against its systems or to implement adequate protections. The foregoing disaster recovery and data security risks are also applicable to Underlying Managers of Private Investment Vehicles.

No Registration And Lack Of Transparency [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NO REGISTRATION/LACK OF TRANSPARENCY. Private Investment Vehicles will not be registered as investment companies under the Investment Company Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Private Investment Vehicles. In addition, Private Investment Vehicles generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser to monitor whether holdings of the Private Investment Vehicles cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Multiple Levels Of Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MULTIPLE LEVELS OF FEES AND EXPENSES. Most of the Private Investment Vehicles may be subject to a performance-based fee or allocation, irrespective of the performance of other investment funds and the Fund generally. Accordingly, an Underlying Manager to a Private Investment Vehicle with positive performance may receive performance-based compensation from the Private Investment Vehicle, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the Private Investment Vehicles will range from 1.6% to 15% (annualized) of the average NAV of the Fund’s investment.

In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 15% to 20% of a Private Investment Vehicle’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Underlying Managers Invest Independently Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UNDERLYING MANAGERS INVEST INDEPENDENTLY. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Private Investment Vehicles do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Private Investment Vehicles selected by the Investment Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Liquidity Constraints Of Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIQUIDITY CONSTRAINTS OF PRIVATE INVESTMENT VEHICLES. Since the Fund may make additional investments in or effect withdrawals from a Private Investment Vehicle only at certain times pursuant to limitations set forth in the governing documents of the Private Investment Vehicle, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Private Investment Vehicles vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Private Investment Vehicle promptly after it has made a decision to do so. Some Private Investment Vehicles may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders.

Private Investment Vehicles may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in a Private Investment Vehicle, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Adviser does not intend to distribute securities to Shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Limitations on the Fund’s ability to withdraw its assets from Private Investment Vehicles may, as a result, limit the Fund’s ability to repurchase Shares. For example, many Private Investment Vehicles may impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually.

Valuation Of Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION OF PRIVATE INVESTMENT VEHICLES. The valuation of the Fund’s investments in Private Investment Vehicles is ordinarily determined based upon valuations calculated by the Administrator, in accordance with valuation procedures approved by the Board and based on information provided by the Private Investment Vehicles or their respective administrators. Although the Investment Adviser reviews the valuation procedures used by all Underlying Managers, neither the Investment Adviser nor the Administrator can confirm or review the accuracy of valuations provided by Private Investment Vehicles or their administrators. Further, the Distributor does not have any responsibility or obligation to verify the valuation determinations made for the Fund's investments, including valuation determinations with respect to the Private Investment Vehicles. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Adviser generally will consider whether the Private Investment Vehicle continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such a Private Investment Vehicle quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Adviser may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Private Investment Vehicles are completed. Promoting transparency and receiving necessary information from Private Investment Vehicles may possibly be an impediment to monitoring the performance of Private Investment Vehicles on a regular basis.

Indemnification Of Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INDEMNIFICATION OF PRIVATE INVESTMENT VEHICLES. The Underlying Managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Private Investment Vehicles and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Private Investment Vehicles.

Investments In Non Voting Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENTS IN NON-VOTING SECURITIES. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Private Investment Vehicle. This limitation on owning voting securities is intended to ensure that a Private Investment Vehicle is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Private Investment Vehicles, both by the Fund and other clients of the Investment Adviser. To limit its voting interest in certain Private Investment Vehicles, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Private Investment Vehicle. Other accounts managed by the Investment Adviser may also waive their voting rights in a particular Private Investment Vehicle (for example, to facilitate investment in small Private Investment Vehicles determined to be attractive by the Investment Adviser). Subject to the oversight of the Board, the Investment Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Private Investment Vehicle. Rights may not be waived or contractually limited for a Private Investment Vehicle that does not provide an ongoing ability for follow-on investment, such as a Private Investment Vehicle having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Investment Adviser to invest in certain Private Investment Vehicles. However, to the extent the Fund contractually forgoes the right to vote the securities of a Private Investment Vehicle, the Fund will not be able to vote on matters that require the approval of the interest holders of the Private Investment Vehicle, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Private Investment Vehicle in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of a Private Investment Vehicle. In these circumstances, transactions between the Fund and a Private Investment Vehicle may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Lack Of Control Over Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LACK OF CONTROL OVER UNDERLYING MANAGERS. The Fund will invest in Private Investment Vehicles that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Investment Adviser will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Private Investment Vehicles in a manner consistent with the Fund’s investment objective. The Investment Adviser may be constrained by the withdrawal limitations imposed by Private Investment Vehicles, which may restrict the Fund’s ability to terminate investments in Private Investment Vehicles that are performing poorly or have otherwise had adverse changes. The Investment Adviser will be dependent on information provided by the Private Investment Vehicles, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Investment Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective and/or the Fund’s ability to calculate its net asset value accurately. By investing in the Fund, a Shareholder will not be deemed to be an investor in any Private Investment Vehicle and will not have the ability to exercise any rights attributable to an investor in any such Private Investment Vehicle related to their investment.

Lack Of Operating History Of Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LACK OF OPERATING HISTORY OF PRIVATE INVESTMENT VEHICLES. Certain Private Investment Vehicles may be newly formed entities that have no operating histories. In such cases, the Investment Adviser may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in a Private Investment Vehicle. Although the Investment Adviser and its affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment program should be evaluated on the basis that there can be no assurance that the Investment Adviser’s assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

Underlying Private Investment Vehicle Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UNDERLYING PRIVATE INVESTMENT VEHICLE RISK. When the Fund invests in securities issued by a Private Investment Vehicle, it will bear its pro rata portion of the Private Investment Vehicle’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A Private Investment Vehicle in which the Fund invests has its own investment risks, and those risks can affect the value of the Private Investment Vehicle’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a Private Investment Vehicle will be achieved. A Private Investment Vehicle may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Private Investment Vehicle at a time that is unfavorable to the Fund. In addition, one Private Investment Vehicle may buy the same securities that another Private Investment Vehicle sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Additionally, the shares of closed-end funds frequently trade at a discount to their NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT AND MARKET RISK. An investment in the Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Accordingly, an investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

General Economic And Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances, armed conflict and war. These factors may affect the level and volatility of security prices and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in it suffering losses.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See “INTEREST RATE RISK” for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund, if any. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Highly Volatile Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HIGHLY VOLATILE MARKETS. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which a Private Investment Vehicle’s assets (and therefore the Fund’s assets) may be invested are influenced by, among other things, interest rates, the volatility of the underlying asset for the derivative contract, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Private Investment Vehicles are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

Risks Of Securities Activities Of Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS OF SECURITIES ACTIVITIES OF THE UNDERLYING MANAGERS. The Underlying Managers will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Adviser will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. See “RISKS OF SECURITIES ACTIVITIES OF THE UNDERLYING MANAGERS” below for further information.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COUNTERPARTY RISK. Many of the markets in which the Private Investment Vehicles effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund or a Private Investment Vehicle (each, an “Investing Fund”) invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, an Investing Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, a guarantee fund to which clearing members contribute, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Investing Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions, including, because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing an Investing Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, where the contract has the potential for uncapped or big losses of the Investing Fund due to its terms, or where a Private Investment Vehicle has concentrated its transactions with a single or small group of counterparties. Private Investment Vehicles are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Private Investment Vehicles to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION RISK. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments, generally including Private Investment Vehicles, to trade. Similarly, investments held by a Private Investment Vehicle may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund or the Private Investment Vehicles in which the Fund invests. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund or a Private Investment Vehicle is less than the value of such instruments carried on such fund’s books.

When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Fund’s Valuation Designee, through its Valuation Committee, values such investments at fair value as determined pursuant to the Valuation Procedures approved by the Board. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Shareholders should recognize that fair value pricing involves various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain of the Fund’s investments including, in particular, the Private Investment Vehicles. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund.

For information about the value of the Fund’s investment in Private Investment Vehicles, the Investment Adviser will be dependent on information provided by the Private Investment Vehicles, including quarterly unaudited financial statements which, if inaccurate, could adversely affect the Investment Adviser’s ability to value accurately the Fund’s Shares. See “SPECIAL RISKS OF FUND OF HEDGE FUNDS STRUCTURE - VALUATION OF PRIVATE INVESTMENT VEHICLES and VALUATIONS SUBJECT TO ADJUSTMENT.”

Valuations Subject To Adjustment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATIONS SUBJECT TO ADJUSTMENT. The valuations reported by the Private Investment Vehicles, based upon which the Fund determines its net asset value and net asset value per Share, may be subject to later adjustment or revision. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Private Investment Vehicles or revisions to the net asset value of a Private Investment Vehicle or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Valuation Adjustments In Private Investment Vehicles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION ADJUSTMENTS IN PRIVATE INVESTMENT VEHICLES. The Fund calculates its NAV on a daily basis using the quarterly valuations provided by the Underlying Managers. However, it is important to note that these valuations may not capture market changes or other events that take place after the end of the quarter. The Fund will adjust the valuation of its holdings in Private Investment Vehicles to account for such events, in accordance with its valuation policies. However, it is important to note that there is no guarantee that the Fund will accurately determine the fair value of these investments. Furthermore, it is possible that the valuations reported by the Underlying Managers may be subject to subsequent adjustments or revisions. Since such adjustments or revisions to the NAV of the Fund are based on information available only at the time of the adjustment or revision, they may not impact the amount of repurchase proceeds received by Shareholders who had their Shares repurchased before these adjustments occurred. Consequently, if the subsequent adjusted valuations from the Underlying Managers or revisions to the NAV of a Private Investment Vehicle have an adverse impact on the Fund’s NAV, the remaining outstanding Shares may be negatively affected due to prior repurchases. This may result in a potential benefit for Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Contrarily, any increases in the NAV resulting from such subsequent adjustments may exclusively benefit the outstanding Shares, potentially disadvantaging Shareholders who had previously had their Shares repurchased at a NAV lower than the adjusted amount. These principles also extend to the purchase of Shares, meaning that new Shareholders may be similarly affected.

The Fund may value its investments at fair value. In addition, the portfolio investments of the Private Investment Vehicles in which the Fund invests may be valued at fair value in accordance with the valuation policies and procedures applicable to such Private Investment Vehicles. In general, fair value represents a good faith approximation of the current value of an asset. Shareholders should recognize that fair value pricing involves various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Private Investment Vehicles), or that fair value pricing will reflect a price that the Fund or a Private Investment Vehicle is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, a Private Investment Vehicle’s NAV could be adversely affected if the Private Investment Vehicle’s determinations regarding the fair value of the Private Investment Vehicle’s investments were materially higher than the values that the Private Investment Vehicle ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Fund and/or the Private Investment Vehicles in which the Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund or a Private Investment Vehicle.

Co Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CO-INVESTMENT RISK. Co-investments involve risks not present in investments where third-party co-investors are not involved, including the possibility that a third-party co-investor may at any time have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of the third-party co-investors. Furthermore, if a co-investor defaults on its funding obligations, the Fund may be required to make up the shortfall and/or be subject to other penalties under the terms of the applicable co-investment.

It may also be difficult for the Fund to sell or otherwise dispose of its interests in a co-investment. If control over a co-investment is shared with another person, deadlocks could result which could delay the execution of the business plan for such investment, require the Fund to engage in a buy-sell of the venture with the co-investor or conduct the forced sale of such investment or otherwise adversely affect such investment’s returns or value. As a result, the Fund may be unable to fully realize its expected return on any such co-investment.

Although the Investment Adviser will monitor the performance of each co-investment made by the Fund, there can be no assurance that the Investment Adviser will be able to manage a co-investment successfully.

The Investment Company Act imposes significant limits on co-investments with affiliates of the Fund. The Investment Adviser and the Fund have been granted an exemptive order from the SEC that permits the Fund to participate in certain negotiated investments alongside affiliates of the Investment Adviser (the “Exemptive Order”). The Exemptive Order is subject to certain terms and conditions, including (i) opportunities are allocated fairly and equitably among the Fund and other affiliated funds; (ii) the terms of the proposed transaction are reasonable and fair to the Fund and its Shareholders and do not involve overreaching of the Fund or its Shareholders on the part of any person concerned; and (iii) the transaction is in the best interests of the Fund. The Exemptive Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Exemptive Order. The Investment Adviser’s co-investment policy can be revised at any time without notice to, or consent from, the Shareholders.

Reliance On Co Investment Order Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON CO-INVESTMENT ORDER RISK. The Fund is subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, may limit the Fund’s ability to make investments or enter into other transactions alongside the Investment Adviser and its other clients. The Fund and Investment Adviser have been granted an Exemptive Order from the SEC that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions. Although the Fund and Investment Adviser have obtained the Exemptive Order, the Fund could be limited in its ability to invest in certain investments in which the Investment Adviser or any of its affiliates are investing or are invested. Ultimately, an inability to receive the desired allocation to certain investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk.

In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INTERVAL FUND RISK. The Fund is operated as an interval fund under Rule 23c-3 of the Investment Company Act. As an interval fund, the Fund has adopted a fundamental policy to conduct quarterly repurchase offers for at least 5% and up to 25% of the outstanding Shares at NAV, subject to certain conditions described herein (the “repurchase policy”), unless such offer is suspended or postponed in accordance with regulatory requirements. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.” Although the repurchase policy permits repurchases of between 5% and 25% of the Fund’s outstanding Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund will not otherwise be required to repurchase or redeem Shares at the option of a Shareholder. It is possible that a repurchase offer may be oversubscribed, in which case Shareholders may only have a portion of their Shares repurchased. If the number of Shares tendered for repurchase in any repurchase offer exceeds the number of Shares that the Fund has offered to repurchase, the Fund will repurchase Shares on a pro-rata basis or may, but is not required to, increase the number of Shares to be repurchased in an additional amount not to exceed 2.0% of the outstanding Shares of the Fund (subject to certain additional exceptions discussed below under “OFFERS TO REPURCHASE”).

Limited liquidity is provided to Shareholders only through the Fund’s quarterly Repurchase Offers for no less than 5% of the Shares outstanding nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that Shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be oversubscribed. In the event of oversubscription, the Fund may repurchase Shares on a pro rata basis. Because of the potential for proration, some Shareholders might tender more Shares than they wish to have repurchased in order to ensure the repurchase of a specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.”

General Risks Of Arbitrage Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL RISKS OF ARBITRAGE TRANSACTIONS. The success of arbitrage strategies depends often on the ability to execute two or more simultaneous transactions at desired prices. Should such transactions not be executed simultaneously at the desired prices, losses may be incurred on both sides of the transaction. Additionally, separate costs are incurred on both sides of an arbitrage transaction, and substantial favorable price moves may be required before a profit can be realized. There can be no assurances that the hedging and arbitrage strategies used by the Underlying Managers will be successful. The market values of related Financial Instruments may not move in correlation with each other or in ways anticipated by the Underlying Managers, and intervening events may cause hedged positions not to perform as anticipated. A hedged position may perform less favorably in generally rising markets than an unhedged position.

Convertible Arbitrage Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONVERTIBLE ARBITRAGE TRANSACTIONS. In an effort to remain market neutral with respect to their purchase of convertible Financial Instruments, the Private Investment Vehicles may hedge the purchase of convertible Financial Instruments by the simultaneous short sale of another related Financial Instrument (e.g., the short sale of some portion of the common stock into which the Financial Instruments on the long side are convertible or the sale of the related option). To the extent that there are losses on a long position, and the hedged portion (short position) of the strategy is not sufficient to completely offset such losses, the Private Investment Vehicles will incur a loss. Losses also may be incurred if the prices of two Financial Instruments which are arbitraged against each other do not move as expected. Additionally, losses may result if a Private Investment Vehicle holds Financial Instruments of a company that is taken over at a price that does not generate profits on the long portion of the convertible Financial Instrument sufficient to recoup the premiums paid and any accrued but unpaid interest that would be lost if conversion became necessary.

o	If an issuer’s credit status weakens, the value of the convertible position may decline, resulting in losses to a Private Investment Vehicle due to decreases in the position’s market conversion value and investment value, a decline in the market price of the underlying common stock and/or a reduction in liquidity. While these losses will, to some extent, be offset by the hedge component of the position (i.e., the short sale of the common stock or option), such losses nonetheless potentially are significant.

o	Certain Financial Instruments are callable by the issuer. If the call is at a price below the then-current market price, losses may result due to interest that has been accrued but has not been paid at the time of the conversion of the called Financial Instrument. Additionally, losses may occur if an issuer declares a special dividend or spin-off which either causes a reduction in the premium of the Financial Instrument and/or forces a premature conversion.

o	A Private Investment Vehicle may incur losses if a Financial Instrument lender demands that a Private Investment Vehicle return its borrowed Financial Instrument and such Private Investment Vehicle is unable to find an alternative-lending source. In such event, the Private Investment Vehicle may be forced to convert the Financial Instrument, lose accrued interest, unwind the position at unfavorable prices or purchase Financial Instruments to cover the position at a price that is higher than that which would be available in an orderly market.

Merger Arbitrage Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MERGER ARBITRAGE INVESTMENTS. The price offered for the securities of a company in a tender offer, merger or other acquisition transaction will generally be at a significant premium above the market price of the security prior to the offer. The announcement of such a transaction will generally cause the market price of the securities to begin rising. A Private Investment Vehicle may purchase securities after the announcement of the transaction at a price that is higher than the pre-announcement market price, but which is lower than the price at which an Underlying Manager expects the transaction to be consummated. If the proposed transaction is not consummated, the value of such securities purchased by a Private Investment Vehicle may decline significantly. It is also possible that the difference between the price paid by a Private Investment Vehicle for securities and the amount anticipated to be received upon consummation of the proposed transaction may be very small. If a proposed transaction is in fact not consummated or is delayed, the market price of the securities may decline sharply. In addition, where a Private Investment Vehicle has sold short the securities it anticipates receiving in an exchange offer or merger, the Private Investment Vehicle may be forced to cover its short position in the market at a higher price than its short sale, with a resulting loss. If a Private Investment Vehicle has sold short securities which are the subject of a proposed exchange offer, merger or tender offer and the transaction is consummated, the Private Investment Vehicle may also be forced to cover its short position at a loss.

In certain proposed takeovers, a Private Investment Vehicle may determine that the price offered for the security is likely to be increased, either by the original bidder or by a competing offeror. In such cases, a Private Investment Vehicle may purchase securities at a market price that is above the offer price, incurring the additional risk that the offer price will not be increased or that the offer is withdrawn. If ultimately no transaction is consummated, it is likely that a substantial loss will result.

The consummation of a merger, tender offer or exchange offer can be prevented or delayed, or the terms changed, by a variety of factors, including (i) the opposition of the management or shareholders of the target company, which may result in litigation to enjoin the proposed transaction, (ii) the intervention of a federal or state regulatory agency, (iii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror, (iv) in the case of a merger, the failure to obtain the necessary shareholder (or, in some cases, regulatory) approvals, (v) market conditions resulting in material changes in securities prices, (vi) compliance with any applicable U.S. federal or state securities laws, (vii) the failure of an acquirer to obtain the necessary financing to consummate the transaction, and/or (viii) unforeseen global events.

The SEC pro ration requirements applicable to cash tender and exchange offers also may affect a Private Investment Vehicle’s ability to profit from its investments. Often a cash tender or exchange offer is made for less than all of the outstanding securities of an issuer or a higher price is offered for a limited number of the securities. SEC rules require that, if a greater number of securities are tendered than is to be accepted at a particular price, securities of the various tendering shareholders must be accepted pro-rata. Thus, a portion of the securities tendered by a Private Investment Vehicle in response to certain offers may not be accepted by the offeror and may be returned to it. Since, after completion of the tender offer, the market price of the securities may have declined below a Private Investment Vehicle’s cost, returned securities may be resold at a loss.

Market Neutral Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MARKET NEUTRAL STRATEGIES. The use of “market neutral” or “relative value” hedging or arbitrage strategies should in no respect be taken to imply that the relevant Private Investment Vehicle or the relevant Underlying Manager’s strategy is without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a position can effectively result in the position being transformed into an outright speculation. Every market neutral or relative value strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock for the same underlying issuer. Further, “market neutral” Underlying Managers may employ limited directional strategies that expose their respective Private Investment Vehicles to certain market risks.

Special Situation Investments Distressed Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SPECIAL SITUATION INVESTMENTS/DISTRESSED COMPANIES. Certain of the Private Investment Vehicles’ investments may involve start-up companies, companies developing new products or companies seeking to raise additional capital for expansion. In addition, the Private Investment Vehicles may invest in companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to a Private Investment Vehicle, they involve a substantial degree of risk. Any one or all of the issuers of the Financial Instruments in which a Private Investment Vehicle may invest, directly or indirectly, may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Underlying Managers will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which a Private Investment Vehicle invests, the Private Investment Vehicle may lose its entire investment or may be required to accept cash or Financial Instruments with a value less than the Private Investment Vehicle’s original investment.

Investments In Undervalued Equity And Equity Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENTS IN UNDERVALUED EQUITY AND EQUITY-RELATED SECURITIES. The Private Investment Vehicles may invest in undervalued equity and equity-related securities. The identification of investment opportunities in undervalued securities is a difficult task. While investments in undervalued securities offer the opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. Returns generated from such investments may not adequately compensate the Private Investment Vehicles for the business and financial risks assumed. A Private Investment Vehicle may take certain speculative investments in securities which its Underlying Manager believes to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, a Private Investment Vehicle may be required to hold such securities for a substantial period of time before realizing their anticipated value. During this period, a portion of a Private Investment Vehicle’s assets may be committed to the securities purchased, thus possibly preventing an Private Investment Vehicle from investing in other opportunities. In addition, a Private Investment Vehicle may finance such purchases with borrowed funds and thus will have to pay interest on such funds during such waiting period. If a Private Investment Vehicle takes long positions in stocks that decline and short positions in stocks that increase in value, then the losses of a Private Investment Vehicle may exceed those of other portfolios that hold long positions only.

Capital Structure Arbitrage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CAPITAL STRUCTURE ARBITRAGE. The strategies of certain Underlying Managers may involve trading the spreads in the debt of companies with multiple classes of debt, trading the spreads in the equity of companies with multiple classes of equity and/or trading combinations of a company’s debt and equity, in each case to take advantage of relative mispricings. An Underlying Manager may be incorrect in its assumption and the applicable Private Investment Vehicles may not realize profits from such investments. Moreover, the Underlying Manager may be correct in its assumption but may not be able to maintain such investments long enough for them to be profitable.

Spread Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SPREAD TRADING. A part of the Underlying Managers’ strategies may involve spread positions between two or more Financial Instrument positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. Such positions, however, do entail a substantial risk that the price differential could change unfavorably, thus causing a loss to the spread position. The Underlying Managers’ strategies also may involve arbitraging among two or more Financial Instruments. This means, for example, that a Private Investment Vehicle may purchase (or sell) Financial Instruments (on a current basis) and take offsetting positions in the same or related Financial Instruments. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. These offsetting positions entail substantial risk that the price differential could change unfavorably causing a loss to the position. Moreover, the arbitrage business is extremely competitive, and many of the major participants in the business are large investment banking firms with substantially greater financial resources, larger research staffs and more investment professionals than will be available to the Underlying Managers. Arbitrage activity by other larger firms may tend to narrow the spread between the price at which a Financial Instrument may be purchased by a Private Investment Vehicle and the price the Underlying Manager expects to receive upon consummation of a transaction.

Technical Trading Systems Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TECHNICAL TRADING SYSTEMS. The Underlying Managers may rely on technical trading systems. For any technical trading system to be profitable, there must be price moves or “trends” – either upward or downward – in some Financial Instrument that the system can track and those trends must be significant enough to dictate entry or exit decisions. Trendless markets have occurred in the past and are likely to recur. In a trendless or erratic market, a technical trading system may fail to identify a trend on which action should be taken or may overreact to minor price movements and thus establish a position contrary to overall price trends, which may result in losses. In addition, a technical trading system may be profitable for a period of time, after which the system fails to correctly detect any future price movements. Accordingly, technical traders often modify or replace their systems on a periodic basis. Any factor (such as increased governmental control of, or participation in, the markets traded) that lessens the prospect of sustained price moves in the future may reduce the likelihood that an Underlying Manager’s technical systems will be profitable.

Increased Use In Markets Of Technical Trend Following Trading Methods Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INCREASED USE IN THE MARKETS OF TECHNICAL TREND-FOLLOWING TRADING METHODS. In recent years, there has been a substantial increase in Financial Instrument trading systems, methods, and strategies employing trend-following timing signals, based either exclusively on technical analysis or on a combination of fundamental and technical analysis. There also has been an increase in the overall volume of trading and liquidity of the Financial Instrument markets. While the effect of any increase in the proportion of funds traded pursuant to trend-following trading approaches in recent years cannot be determined, any such increase could alter trading patterns or affect execution of trades to the detriment of the applicable Private Investment Vehicles.

Reliance On Quantitative Analysis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON QUANTITATIVE ANALYSIS. The Investment Adviser and certain Underlying Managers’ investment strategies may rely upon quantitative models and systems. Such models and systems may entail the use of sophisticated statistical calculations and complex computer systems, and there is no assurance that the Investment Adviser or Underlying Managers will be successful in carrying out such calculations correctly or that the use of these quantitative models and systems will not expose the Fund or applicable Private Investment Vehicles to the risk of significant losses. In addition, the analytical techniques used by the Investment Adviser and such Underlying Managers cannot provide any assurance that the Fund or applicable Private Investment Vehicles will not be exposed to the risk of significant trading losses if the underlying patterns that form the basis for the quantitative models and systems employed by the Investment Adviser or such Underlying Managers change in unanticipated ways. The effectiveness of quantitative models and systems may diminish over time, and attempts to apply existing quantitative models and systems to new or different markets, strategies or Financial Instruments may prove ineffective.

To the extent that information regarding a Private Investment Vehicle’s positions or trades becomes or is required to be made publicly available, there is a material risk that other market participants may seek to reverse engineer the Underlying Manager’s quantitative investment strategies from such public information. The use of an Underlying Manager’s investment strategies by other persons, whether as a result of reverse engineering, “frontrunning” or other actions, may have a material adverse effect on the performance of the associated Private Investment Vehicles.

Reliance On Fundamental Analysis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON FUNDAMENTAL ANALYSIS. Certain Underlying Managers may base their trading decisions, in whole or in part, on fundamental analysis. Fundamental trading systems consider factors, such as inflation, trade balances, inventories and interest rates, which do not have an impact on traditional technical trading systems, in an attempt to identify investment opportunities. To the extent that such factors provide mixed or conflicting signals, a fundamental trading system may not be able to detect and/or accurately predict price trends. There can be no guarantee that an Underlying Manager’s fundamental trading systems will enable the Underlying Manager to accurately value the Financial Instruments in which its Private Investment Vehicles invests or that any anticipated price trends will materialize with respect to such investments.

New Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NEW STRATEGIES. While an Underlying Manager might develop new investment strategies in the future, any such strategies may not be thoroughly tested before being employed and may not, in any event, be successful. Were an Underlying Manager to attempt to implement new strategies for a Private Investment Vehicle, the risk/reward profile of the Private Investment Vehicle could be shifted significantly towards increased levels of risk. The Fund only can be successful if the Private Investment Vehicles are able to trade and invest successfully, and there can be no assurance that this will be the case.

Complexity Of Quantitative Trading Strategies Reliance On Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COMPLEXITY OF QUANTITATIVE TRADING STRATEGIES; RELIANCE ON TECHNOLOGY. Many of the investments that the Underlying Managers are expected to trade on behalf of the Fund, and many of the trading strategies that the Underlying Managers are expected to execute on behalf of the Fund, are highly complex. In certain cases, the successful application of a particular trading strategy may require relatively sophisticated mathematical calculations and relatively complex computer programs.

General Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Underlying Managers cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Underlying Managers cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. In the event of a foreclosure, the liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss. The Fund will not have the right to proceed directly against obligors on bank loans, high yield securities and other fixed income securities selected by the Underlying Managers (“Reference Securities”).

Contingent Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONTINGENT LIABILITIES. The Fund may from time to time incur contingent liabilities in connection with an investment made through a Private Investment Vehicle. For example, the Private Investment Vehicle may purchase from a lender a revolving credit facility that has not yet been fully drawn. If the borrower subsequently draws down on the facility, the Private Investment Vehicle might be obligated to fund a portion of the amounts due.

Securities Believed To Be Undervalued Or Incorrectly Valued Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SECURITIES BELIEVED TO BE UNDERVALUED OR INCORRECTLY VALUED. Securities that Underlying Managers believe are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Underlying Managers anticipate. As a result, a Private Investment Vehicle in which the Fund invests may lose all or substantially all of its investment in any particular instance. In addition, there is no minimum credit standard that is a prerequisite to an Underlying Manager’s investment in any instrument and some obligations and preferred stock in which an Underlying Manager invests may be less than investment grade.

Activist Trading Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ACTIVIST TRADING STRATEGY. The success of the Fund’s investments in Private Investment Vehicles that pursue an activist trading strategy may require, among other things: (i) that the Underlying Manager properly identify companies whose securities prices can be improved through corporate and/or strategic action; (ii) that the Private Investment Vehicles acquire sufficient securities of such companies at a sufficiently attractive price; (iii) that the Private Investment Vehicles avoid triggering anti-takeover and regulatory obstacles while acquiring their positions; (iv) that management of companies and other security holders respond positively to the Underlying Manager’s proposals; and (v) that the market price of a company’s securities increases in response to any actions taken by companies. There can be no assurance that any of the foregoing will succeed.

Successful execution of an activist strategy will depend on the cooperation of security holders and others with an interest in the company. Some security holders may have interests which diverge significantly from those of the Private Investment Vehicles and some of those parties may be indifferent to the proposed changes. Moreover, securities that the Underlying Manager believes are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Underlying Manager anticipates, even if the Private Investment Vehicle’s strategy is successfully implemented. Even if the prices for a company’s securities have increased, there is no assurance that the Private Investment Vehicle will be able to realize any increase in the price.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EQUITY SECURITIES. Underlying Managers’ investment portfolios may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. Underlying Managers also may invest in depositary receipts relating to non-U.S. securities, which are subject to the risks affecting investments in foreign issuers discussed under “NON-U.S. INVESTMENTS” below. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

Privately Placed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PRIVATELY PLACED SECURITIES. A Private Investment Vehicle may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for an Underlying Manager to fully evaluate the risks of investing in such securities and, as a result, place the Fund’s assets at greater risk of loss than if the Underlying Manager had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non- exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

Common Stocks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COMMON STOCK. Common stock risk is the risk that the value of the common stock held by a Private Investment Vehicle will fall, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the issuers of common stock held by the Private Investment Vehicle participate or factors relating to specific companies in which the Private Investment Vehicle invests. Common stock of an issuer in the Private Investment Vehicle’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the common stock experiences a decline in its financial condition. Common stock in which the Private Investment Vehicle may invest is structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than debt securities over the long term, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock of an issuer held by the Private Investment Vehicle. Also, the price of common stock of an issuer is sensitive to general movements in the stock market, changes in investors’ perceptions of the financial condition of the issuer and the occurrence of political or economic events affecting issuers. A drop in the stock market may depress the price of most or all of the common stock to which the Private Investment Vehicle has investment exposure. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

A Private Investment Vehicle may invest in common stock of companies of any market capitalization. Accordingly, a Private Investment Vehicle may invest in common stock of companies having smaller market capitalizations. The common stock of these companies often has less liquidity than the common stock of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. Due to these and other factors, common stock of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than the common stock of larger companies.

Preferred Stocks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PREFERRED STOCK. Preferred stock represents an equity ownership interest in an issuer, but generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from the liquidation of the issuer. Some preferred stock also entitles its holders to receive additional liquidation proceeds on the same basis as holders of the issuer's common stock. Some preferred stock offers a fixed rate of return with no maturity date. Preferred stock with no maturity may perform similarly to long term bonds, and can be more volatile than other types of preferred stock with heightened sensitivity to changes in interest rates. Other preferred stock has a variable dividend, generally determined on a quarterly or other periodic basis. Because preferred stock represents an equity ownership interest in a company, its value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets. Unlike common stock, preferred stock does not usually have voting rights absent the occurrence of specified events; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which a Private Investment Vehicle invests.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONVERTIBLE SECURITIES. Convertible securities have characteristics of both equity and fixed-income securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions. In particular, when interest rates rise, fixed-income securities will decline in value. Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Lower quality convertible securities, also known as “junk bonds,” involve greater risk of default or price changes due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default.

Exchange Traded Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EXCHANGE-TRADED FUNDS. Private Investment Vehicles may invest in long (or short) positions in passive and/or actively managed ETFs. Through its positions in ETFs, a Private Investment Vehicle will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits. Because ETFs trade on national securities exchanges at market prices that may vary from NAV, there may be times when an ETF trades at a premium or discount to NAV and, as a result, the Private Investment Vehicle may pay more or less than NAV when it buys ETF shares and may receive more or less than NAV when it sells those shares. Similarly, because the value of ETF shares depends on the demand in the market, the Private Investment Vehicle may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Private Investment Vehicle’s performance.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FIXED-INCOME SECURITIES. Private Investment Vehicles may invest in fixed-income securities. A Private Investment Vehicle will invest in these securities when their yield and potential for capital appreciation are considered sufficiently attractive, and also may invest in these securities for defensive purposes and to maintain liquidity. Fixed-income securities include bonds, notes and debentures issued by U.S. and foreign corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk). Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal.

Private Investment Vehicles may invest in both investment grade and non-investment grade debt securities (commonly referred to as “junk bonds”). See “PRINCIPAL RISK FACTORS — LOW CREDIT QUALITY SECURITIES” below. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a “Rating Agency”) in one of the four highest rating categories or, if not rated by any Rating Agency, have been determined by the Investment Adviser to be of comparable quality.

Non-investment grade debt securities, including convertible debt securities, are considered by the Rating Agencies to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade securities to make principal and interest payments than is the case for higher grade securities. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities, or may become less liquid in response to market developments or geopolitical events such as sanctions, trading halts or wars, or adverse investor perceptions.

Bonds And Other Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BONDS AND OTHER FIXED-INCOME SECURITIES. Private Investment Vehicles may invest in bonds and other fixed income securities, both U.S. and non- U.S., and may take short positions in these securities. Private Investment Vehicles will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; U.S. Government securities or debt securities issued or guaranteed by a non-U.S. government; municipal securities; and mortgage-backed and asset backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

Low Credit Quality Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LOW CREDIT QUALITY SECURITIES. To the extent a Private Investment Vehicle invests in fixed-income securities, such Private Investment Vehicle may be permitted to invest in particularly risky investments that also may offer the potential for correspondingly high returns. As a result, such Private Investment Vehicle may lose all or substantially all of its investment in any particular instance. There is no minimum credit standard as a prerequisite to an investment in any security. Debt securities may be less than investment grade and may be considered to be “junk bonds” or be distressed or “special situations” with heightened risk of loss and/or liquidity. “Junk bonds” are considered by the rating agencies to be predominately speculative and may involve major risk exposures such as: (i) vulnerability to economic downturns and changes in interest rates; (ii) sensitivity to adverse economic changes and corporate developments; (iii) redemption or call provisions that may be exercised at inopportune times; and (iv) difficulty in accurately valuing or disposing of such securities. Such securities may rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of whose debt securities may be secured by substantially all of the issuer’s assets. Moreover, the Private Investment Vehicles may invest in securities that are not protected by financial covenants or limitations on additional indebtedness.

Rating Agencies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RATING AGENCIES RISK. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Non U.S. Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-U.S. INVESTMENTS. It is expected that some Private Investment Vehicles will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by reduced levels of governmental exchange control regulations; foreign withholding taxes; reduced liquidity in foreign markets; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; other jurisdictions imposing restrictions on investments; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that a Private Investment Vehicle might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Adviser’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

The Fund and Private Investment Vehicles may invest directly or indirectly from time to time in European companies and assets, including issuers located in the United Kingdom (the “UK”). In June 2016, the UK voted in a referendum to leave the European Union (“EU”). The UK’s departure from the EU, known as "Brexit,” has affected the value and exchange rate of the euro and may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. Brexit may have adverse effects on asset valuations and the renegotiation of current trade agreements and may result in an increase in financial regulation of UK banks. Any market disruption in the EU and globally as a result of Brexit may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments. Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East.

The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Foreign Currency Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FOREIGN CURRENCY TRANSACTIONS. Private Investment Vehicles may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Private Investment Vehicle. Private Investment Vehicles may also engage in foreign currency transactions for non-hedging purposes to generate returns.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve a Private Investment Vehicle agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. A Private Investment Vehicle would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Private Investment Vehicle has contracted to receive in the exchange. An Underlying Manager’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

A Private Investment Vehicle may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when an Underlying Manager anticipates purchasing or selling a non-U.S. security. This technique would allow the Underlying Manager to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Private Investment Vehicle, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non- hedging purposes, such as when an Underlying Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. Generally, Private Investment Vehicles are subject to no requirement that they hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

Options And Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OPTIONS AND FUTURES. The Underlying Managers may utilize options and futures contracts. Such transactions may be effected on securities exchanges, in the over-the-counter market, or negotiated directly with counterparties. When such transactions are purchased over-the-counter or negotiated directly with counterparties, a Private Investment Vehicle bears the risk that the counterparty will be unable or unwilling to perform its obligations under the contract. Such transactions may also be illiquid and, in such cases, an Underlying Manager may have difficulty closing out its position. Over-the-counter options purchased and sold by Private Investment Vehicles may include options on baskets of specific securities. A Private Investment Vehicle may utilize European-style or American-style options. European-style options are only exercisable at their expiration. American-style options are exercisable at any time prior to the expiration date of the option.

The Underlying Managers may purchase call and put options on specific securities, on indices, on currencies or on futures, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price. A covered call option is a call option with respect to which a Private Investment Vehicle owns the underlying security. The sale of such an option exposes a Private Investment Vehicle during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Private Investment Vehicle’s books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets. Options sold by the Private Investment Vehicles need not be covered.

A Private Investment Vehicle may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Private Investment Vehicle will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, an Underlying Manager would ordinarily effect a similar “closing sale transaction,” which involves liquidating a position by selling the option previously purchased, although the Underlying Manager could exercise the option should it deem it advantageous to do so.

Private Investment Vehicles may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission (“CFTC”).

Engaging in these transactions involves risk of loss, which could adversely affect the value of a Private Investment Vehicle’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Private Investment Vehicle to substantial losses.

Successful use of futures also is subject to an Underlying Manager’s ability to correctly predict movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Some or all of the Underlying Managers may purchase and sell stock index futures contracts for a Private Investment Vehicle. A stock index future obligates a Private Investment Vehicle to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in those securities on the next business day.

Some or all of the Underlying Managers may purchase and sell interest rate futures contracts for a Private Investment Vehicle. A contract for interest rate futures represents an obligation to purchase or sell an amount of a specific debt security at a future date at a specific price.

Some or all of the Underlying Managers may purchase and sell currency futures for a Private Investment Vehicle. A currency future creates an obligation to purchase or sell an amount of a specific currency at a future date at a specific price.

The Fund intends to rely on the no-action relief provided by No-Action Letter 12-38 of the Division of Swap Dealer and Intermediary Oversight (“Division”) of the CFTC. Pursuant to this letter, the Investment Adviser is not required to register as a “commodity pool operator” (“CPO”) with respect to the Fund, or rely on an exemption from registration, until the later of June 30, 2013 or six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds to fund-of-funds operators. As of the date of this Prospectus, the CFTC has not yet proposed any guidance regarding the application of the de minimis thresholds to fund-of-funds operators. If the Fund and the Investment Adviser with respect to the Fund become subject to CFTC regulation, the Fund may incur additional compliance, operational and other expenses.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or the investment adviser having to register as a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Investment Adviser is required to register as a CPO with respect to the Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations.

Options On Securities Indexes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OPTIONS ON SECURITIES INDEXES. Some or all of the Underlying Managers may purchase and sell for the Private Investment Vehicles call and put options on stocks or stock indexes listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objectives. A stock and a stock index fluctuates with changes in the market values of that stock or the stocks included in the index. Accordingly, successful use by an Underlying Manager of options on stocks and stock indexes will be subject to the Underlying Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Warrants And Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

SWAP Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SWAP AGREEMENTS. The Underlying Managers may enter into equity, interest rate, index, credit, commodity and currency rate swaps on behalf of Private Investment Vehicles. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an investment was made directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In certain swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Other types of swaps may have other payment mechanics and terms.

Most swap agreements entered into by a Private Investment Vehicle would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, a Private Investment Vehicle’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement where the parties’ payment obligations are on the same date in the same currency, based on the amounts due by each party to the agreement on a certain date (the “net amount”). The risk of loss with respect to swaps is not limited to the net amount of payments that a party is contractually obligated to make. If the Private Investment Vehicle or the other party to a swap defaults, the non-defaulting party determines a payment amount in respect of the outstanding portfolio of swaps between the parties which may include a party’s losses or hedge unwind costs and a valuation of the transactions. The Private Investment Vehicle’s risk of loss is subject to the other party or it making this determination and (i) such amount not reflecting the Private Investment Vehicle’s assessment of such amount, if applicable and the risk that if the swap agreements are terminated early and the other party owes an amount to the Private Investment Vehicle, it will not be able to pay this amount to the Private Investment Vehicle an/or the Private Investment Vehicle may not have sufficient collateral from the other party to address such shortfall.

To achieve investment returns equivalent to those achieved by an Underlying Manager in whose investment vehicles the Fund could not invest directly, perhaps because of its investment minimum or its unavailability for direct investment, the Fund may enter into swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate and to receive the total return of the reference investment vehicle over a stated time period. The Fund may seek to achieve the same investment result through the use of other derivatives in similar circumstances. The U.S. federal income tax treatment of swap agreements and other derivatives used in the above manner is unclear. The Fund does not currently intend to use swaps or other derivatives in this manner.

Market Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MARKET CAPITALIZATION RISK. The Fund may invest in equity securities without restriction as to market capitalization, such as those issued by medium-sized and smaller capitalization companies, including micro-cap companies. Those securities, particularly smaller-capitalization stocks, involve higher risks in some respects than do investments in securities of larger companies. The prices of the securities of some of these smaller companies are often more volatile and may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things. In addition, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies, and, due to thin trading in some small-capitalization stocks, an investment in those securities may be highly illiquid. Some small companies have limited product lines, distribution channels and financial and managerial resources. Some of the companies in which the Fund invests may have product lines that have, in whole or in part, only recently been introduced to market or that may still be in the research or development stage. Such companies may also be dependent on key personnel with limited experience. Micro-cap stocks typically involve greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, their share prices tend to be more volatile, and their markets less liquid than stocks of companies with larger market capitalizations. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, and it can be difficult or impossible for the Fund to trade these securities at the desired time. Furthermore, publicly available information, including financial information, about micro-cap companies tends to be limited and some micro-cap companies trade over-the-counter or on a regional exchange with limited regulation. The relative lack of information, liquidity, and regulation results in an increased risk of corruption and fraud, including price manipulation, and the possibility of losses to the Fund.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISTRESSED SECURITIES. Certain of the companies in whose securities the Private Investment Vehicles may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These may also be securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations or, if unrated, are in the judgment of the Investment Adviser of equivalent quality. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to a Private Investment Vehicle of the security in respect to which such distribution was made.

In certain transactions, a Private Investment Vehicle may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

New Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NEW ISSUES. “New Issues” are initial public offerings (“IPOs”) of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for a Private Investment Vehicle. However, there is no assurance that a Private Investment Vehicle will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance. The investment performance of a Private Investment Vehicle during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when a Private Investment Vehicle is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Private Investment Vehicle may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Illiquid Portfolio Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ILLIQUID PORTFOLIO INVESTMENTS. Private Investment Vehicles may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists, and may make investments that may become less liquid in response to market developments or geopolitical events such as sanctions, trading halts or wars, or adverse investor perceptions. The market prices, if any, for such securities tend to be volatile and a Private Investment Vehicle may not be able to sell them when the Underlying Manager desires to do so or to realize what the Underlying Manager perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CREDIT DEFAULT SWAPS. The Private Investment Vehicles may enter into credit default swaps. Under these instruments, a Private Investment Vehicle will usually have a contractual relationship only with the counterparty of such credit default swaps and not the issuer of the obligation (the “Reference Obligation”) subject to the credit default swap (the “Reference Obligor”). The Private Investment Vehicles will have no direct rights or recourse against the Reference Obligor with respect to the terms of the Reference Obligation nor any rights of set-off against the Reference Obligor, nor any voting rights with respect to the Reference Obligation. The Private Investment Vehicles will not directly benefit from the collateral supporting the Reference Obligation and will not have the benefit of the remedies that would normally be available to a holder of such Reference Obligation. In addition, in the event of the insolvency of the credit default swap counterparty, the Private Investment Vehicle will be treated as a general creditor of such counterparty and will not have any claim with respect to the Reference Obligation. Consequently, the Private Investment Vehicle will be subject to the credit risk of the counterparty and in the event the Private Investment Vehicle will be selling credit default swaps, the Private Investment Vehicle will also be subject to the credit risk of the Reference Obligor. As a result, concentrations of credit default swaps in any one counterparty expose the Private Investment Vehicle to risk with respect to defaults by such counterparty.

Short Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SHORT POSITIONS. Short positions may comprise a significant portion of any Private Investment Vehicle’s investments and, therefore, of the Fund’s overall portfolio. In short selling, a Private Investment Vehicle will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Private Investment Vehicle is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, a Private Investment Vehicle also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes. An Underlying Manager may from time to time engage in short sales for a Private Investment Vehicle in an approach known as “pairs trading,” where the Private Investment Vehicle combines a long position in a particular security with a short position in a similar security in the same or related industry or sector. Pairs trading may be undertaken for speculative and/or hedging purposes and may be weighted toward either the long or short side of the position. An Underlying Manager may from time to time also make short sales “against the box”, where the Private Investment Vehicle retains a long position in the same security. Short sales that are not “against the box” involve a form of investment leverage, and the amount of a Private Investment Vehicle’s loss on a short sale is potentially unlimited. At any particular time, the Fund’s portfolio overall may be “net long” (i.e., the value of long positions, at cost, will be greater than the net exposure on short positions) or “net short” (net exposure on short positions will be greater than the value of long positions).

Repurchase And Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. The Private Investment Vehicles may enter into repurchase and reverse repurchase agreements. When a Private Investment Vehicle enters into a repurchase agreement, it “sells” securities to a broker-dealer or financial institution, and agrees to repurchase such securities on a mutually agreed date for the price paid by the broker-dealer or financial institution, plus interest at a negotiated rate. In a reverse repurchase transaction, a Private Investment Vehicle “buys” securities issued from a broker-dealer or financial institution, subject to the obligation of the broker-dealer or financial institution to repurchase such securities at the price paid by the Private Investment Vehicle, plus interest at a negotiated rate. The use of repurchase and reverse repurchase agreements by a Private Investment Vehicle involves certain risks. For example, if the seller of securities to the Private Investment Vehicle under a reverse repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Private Investment Vehicle will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Private Investment Vehicle’s ability to dispose of the underlying securities may be restricted. It is possible, in a bankruptcy or liquidation scenario, that the Private Investment Vehicle may not be able to substantiate its interest in the underlying securities. Finally, if a seller defaults on its obligation to repurchase securities under a reverse repurchase agreement, the Private Investment Vehicle may suffer a loss to the extent that it is forced to liquidate its position in the market, and proceeds from the sale of the underlying securities are less than the repurchase price agreed to by the defaulting seller. Similar elements of risk arise in the event of the bankruptcy or insolvency of the buyer.

Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INDUSTRY CONCENTRATION RISK. Private Investment Vehicles generally are not subject to industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. Although the Fund does not believe it is likely to occur given the nature of its investment program, it is possible that, at any given time, the assets of Private Investment Vehicles in which the Fund has invested will, in the aggregate, be invested in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. Because these circumstances may arise, the Fund is subject to the risk that a significant portion of its assets may at times be exposed to the risks associated with investing in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Industry-based risks, any of which may adversely affect Private Investment Vehicles, and indirectly, the Fund, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or group of industries. In addition, at times, an industry or group of industries may be out of favor and underperform other industries, groups of industries or the market as a whole. Private Investment Vehicles are not generally required to provide current information regarding their investments to their investors (including the Fund), but the Fund will consider the investments of the Private Investment Vehicles to the extent that it has such information. The Fund and the Investment Adviser may not be able to determine at any given time whether or the extent to which Private Investment Vehicles, in the aggregate, have invested 25% or more of their combined assets in any particular industry.

Straddles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

STRADDLES. A Private Investment Vehicle may engage in straddle writing, whereby it writes both a put and a call on the same underlying Financial Instrument at the same exercise price in exchange for a combined premium on the two writing transactions. In straddle writing, the potential risk of loss is unlimited. To the extent the price of the underlying Financial Instrument is either above or below the exercise price by more than the combined premium, the writer of a straddle will incur a loss when one of the options is exercised. If the writer is assigned an exercise on one option position in the straddle and fails to close out the other position, subsequent fluctuations in the price of the underlying Financial Instrument could cause the other option to be exercised as well, causing a loss on both writing positions.

High Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HIGH PORTFOLIO TURNOVER. The Fund’s activities involve investment in the Private Investment Vehicles, which may invest on the basis of short-term market considerations. The turnover rate within the Private Investment Vehicles may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from a Private Investment Vehicle could involve expenses to the Fund under the terms of the Fund’s investment.

Derivative Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DERIVATIVE INSTRUMENTS. The Fund and some or all of the Private Investment Vehicles may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage, when applicable (which increases the magnitude of losses), volatility, the possibility of default by a counterparty and illiquidity. The price and value of derivatives can be negatively affected by a number of factors, including general market volatility, the volatility of the assets or financial indicators underlying the derivative, market demand and supply, interest rates, foreign currency exchange rates, index prices, commodity prices, equity prices, prices in the exchange-traded and cleared derivatives markets, investor perception and other political or economic factors. Since derivatives are linked to one or multiple underlying interests, the price or value of the derivatives may also be subject to considerable fluctuations due to the risks associated with the underlying interest. The use of derivative instruments for hedging or speculative purposes by the Fund or the Private Investment Vehicles could present significant risks, including the risk of losses in excess of the amounts invested. The Fund or a Private Investment Vehicle may leverage its investments by “borrowing” and be exposed to similar risks.

The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

Technological Advancements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TECHNOLOGICAL ADVANCEMENTS RISK. The development and increased reliance on certain technologies, including artificial intelligence and machine learning algorithms (“AI”), may adversely impact markets and the overall performance of the Fund’s investments. For example, issuers in which the Fund may invest may focus their business on AI-related products and/or services and utilize AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on an issuer’s business operations. In addition, the increased regulation of AI, including related to information privacy, data protection and intellectual property, may significantly impact the economy and/or the issuers in which the Fund invests.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund or a Private Investment Vehicle is able to achieve from interest on fixed-income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed-income securities, convertible securities and REITs owned by the Fund or a Private Investment Vehicle. To the extent that the cash flow from a fixed-income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed-income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate such as the Secured Overnight Financing Rate (“SOFR”), may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The risks associated with changing interest rates are heightened under current market conditions given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future.

To the extent the Fund or a Private Investment Vehicle borrows money to finance its investments, the Fund’s or a Private Investment Vehicle’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or a Private Investment Vehicle’s financial condition and results of operations. It is possible that interest rates may increase rapidly in the future.

In addition, a decline in the prices of the debt the Fund or a Private Investment Vehicle owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or a Private Investment Vehicle invests to service debt, which could materially impact the Fund or a Private Investment Vehicle in which the Fund may invest, thus impacting the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
Contact Personnel Name		Ann Maurer
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	4.50%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2],[3]	1.05%
Interest Expenses on Borrowings [Percent]	[3]	0.07%
Distribution/Servicing Fees [Percent]	[3],[4]	0.75%
Acquired Fund Fees and Expenses [Percent]	[3],[5]	7.53%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3],[4]	0.25%
Other Annual Expense 2 [Percent]	[3]	1.05%
Total Annual Expenses [Percent]	[3]	10.70%
Waivers and Reimbursements of Fees [Percent]	[3],[6]	(0.65%)
Net Expense over Assets [Percent]	[3],[7]	10.05%
Expense Example, Year 01		$ 139
Expense Example, Years 1 to 3		322
Expense Example, Years 1 to 5		485
Expense Example, Years 1 to 10		$ 817
General Description of Registrant [Abstract]
Annual Dividend Payment				$ (0.15)	$ (0.35)	$ (0.15)
NAV Per Share				10.68	11.79	11.07	$ 10	[8]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class A Shares
Outstanding Security, Title [Text Block]	[9]		Class A Shares
Outstanding Security, Held [Shares]	[9]		0
Outstanding Security, Not Held [Shares]	[9]		10,727
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2],[3]	1.05%
Interest Expenses on Borrowings [Percent]	[3]	0.07%
Distribution/Servicing Fees [Percent]	[3],[4]	0.00%
Acquired Fund Fees and Expenses [Percent]	[3],[5]	7.53%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3],[4]	0.25%
Other Annual Expense 2 [Percent]	[3]	1.05%
Total Annual Expenses [Percent]	[3]	9.95%
Waivers and Reimbursements of Fees [Percent]	[3],[6]	(0.65%)
Net Expense over Assets [Percent]	[3],[7]	9.30%
Expense Example, Year 01		$ 91
Expense Example, Years 1 to 3		272
Expense Example, Years 1 to 5		436
Expense Example, Years 1 to 10		$ 779
General Description of Registrant [Abstract]
Annual Dividend Payment				(0.18)	(0.35)	(0.18)
NAV Per Share				$ 10.65	$ 11.96	$ 11.14	$ 10	[10]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I Shares
Outstanding Security, Title [Text Block]	[9]		Class I Shares
Outstanding Security, Held [Shares]	[9]		0
Outstanding Security, Not Held [Shares]	[9]		5,150,880

[1]	Investors in Class A Shares may be charged a sales charge of up to 4.50% of the purchase amount. For Class A Shares, no sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed on the repurchase of such Shares within 12 months of the date of purchase to the extent a finder’s fee was paid in connection with the purchase.
[2]	For its provision of advisory services to the Fund, the Investment Adviser receives an annual Management Fee, payable monthly in arrears, equal to 1.05% of the Fund’s average daily net assets during the month. The Management Fee will be paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund.
[3]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value.
[4]	Pursuant to exemptive relief from the SEC, the Fund offers multiple classes of shares and has adopted a distribution and service plan for Class A Shares and Class I Shares. Investors in each Class of Shares may pay a Shareholder Servicing Fee of up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to the Class. Investors in Class A Shares may pay a Distribution Fee of up to 0.75% on an annualized basis of the aggregate net assets attributable to Class A Shares for marketing and distribution expenses. See “DISTRIBUTION AND SERVICE PLAN.” It is estimated that Shareholders will pay 0.75% of the net asset value of the Class A Shares for marketing and distribution expenses, and 0.25% and 0.25% of the net asset value of the Class A Shares and Class I Shares, respectively, for shareholder servicing expenses.
[5]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Private Investment Vehicles. The Private Investment Vehicles generally charge, in addition to management fees calculated as a percentage of the average net asset value (“NAV”) of the Fund’s investment, performance-based fees generally from 15% to 30% of the net capital appreciation in the Fund’s investment for the year or other measurement period, subject to loss carryforward provisions, as defined in the respective Private Investment Vehicles’ offering documents. Acquired Fund Fees and Expenses have been restated to reflect the estimated fees that the Fund is expected to bear during the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Private Investment Vehicles, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[6]	The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.45% and 1.70% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”). The Expense Limitation and Reimbursement Agreement may not be terminated by the Fund or the Investment Adviser before May 31, 2027. After this date, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advance written notice. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided the Fund is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment.
[7]	Net Annual Expenses differ from the ratios of expenses to average net assets shown in the financial statements included in the Fund’s annual report, which do not reflect the portion of Acquired Fund Fees and Expenses that represent costs incurred at the Private Investment Vehicle level, as required to be disclosed in the above table.
[8]	Commencement of operations of Class A Shares.
[9]	As of June 30, 2026.
[10]	Commencement of operations of Class I Shares.